UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-09721

Registrant Name:	PIMCO Managed Accounts Trust

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	December 31

Date of Reporting Period:	March 31, 2017

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Fixed Income SHares: Series C

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 164.6%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Energy Future Intermediate Holding Co. LLC
4.304% due 06/30/2017		$6,900	$6,906

Total Loan Participations and Assignments (Cost $6,901)			6,906

CORPORATE BONDS & NOTES 37.5%
BANKING & FINANCE 26.9%
ABN AMRO Bank NV
4.800% due 04/18/2026		2,000	2,077
Air Lease Corp.
3.000% due 09/15/2023		3,150	3,082
Ally Financial, Inc.
6.250% due 12/01/2017		300	308
American Tower Corp.
3.500% due 01/31/2023		3,375	3,399
4.700% due 03/15/2022		1,600	1,715
Banco Santander S.A.
6.250% due 09/11/2021 (d)	EUR	400	423
Bank of America Corp.
4.000% due 04/01/2024		$500	519
4.100% due 07/24/2023		5,600	5,873
4.125% due 01/22/2024		15,100	15,795
Barclays Bank PLC
7.625% due 11/21/2022		1,200	1,315
7.750% due 04/10/2023		7,300	7,687
10.000% due 05/21/2021	GBP	300	484
14.000% due 06/15/2019 (d)		100	154
Barclays PLC
4.375% due 01/12/2026		$1,500	1,523
6.500% due 09/15/2019 (d)	EUR	400	435
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$12,800	12,856
BPCE S.A.
5.150% due 07/21/2024		1,000	1,028
CIT Group, Inc.
3.875% due 02/19/2019		900	925
5.250% due 03/15/2018		500	514
6.625% due 04/01/2018		100	104
Cooperatieve Rabobank UA
6.625% due 06/29/2021 (d)	EUR	5,000	5,808
8.400% due 06/29/2017 (d)		$4,240	4,307
11.000% due 06/30/2019 (d)		200	234
Credit Agricole S.A.
7.500% due 06/23/2026 (d)	GBP	100	128
7.875% due 01/23/2024 (d)		$200	204
8.125% due 09/19/2033		1,300	1,398
Credit Suisse AG
6.500% due 08/08/2023		1,100	1,210
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		400	406
Crown Castle International Corp.
5.250% due 01/15/2023		4,000	4,370
Deutsche Bank AG
4.250% due 10/14/2021		16,375	16,798
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		8,115	8,404
FleetBoston Financial Corp.
6.875% due 01/15/2028		2,120	2,524
General Motors Financial Co., Inc.
4.250% due 05/15/2023		23,220	24,016
Goldman Sachs Group, Inc.
3.500% due 01/23/2025		25,000	24,944
4.000% due 03/03/2024		16,700	17,352
HBOS PLC
6.750% due 05/21/2018		25,300	26,501
HSBC Holdings PLC
6.375% due 09/17/2024 (d)		1,200	1,210
JPMorgan Chase & Co.
3.625% due 05/13/2024		900	920
7.900% due 04/30/2018 (d)		30,900	32,059
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		7,800	10,503
MetLife Capital Trust
7.875% due 12/15/2067		600	741

Morgan Stanley
3.700% due 10/23/2024		10,000	10,160
3.875% due 04/29/2024		1,000	1,031
4.000% due 07/23/2025		6,900	7,130
Navient Corp.
5.500% due 01/15/2019		1,500	1,558
5.875% due 03/25/2021		5,255	5,307
7.250% due 01/25/2022		12,700	13,236
8.000% due 03/25/2020		1,100	1,198
Preferred Term Securities Ltd.
1.698% due 03/24/2034		212	201
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		400	452
7.500% due 08/10/2020 (d)		2,200	2,175
8.625% due 08/15/2021 (d)		17,000	17,765
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	4,429	5,036
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		$5,880	5,912
Santander UK Group Holdings PLC
2.875% due 08/05/2021		3,100	3,062
Springleaf Finance Corp.
6.900% due 12/15/2017		14,000	14,416
UBS AG
4.750% due 02/12/2026	EUR	400	469
Wells Fargo & Co.
3.450% due 02/13/2023		$7,700	7,775
7.980% due 03/15/2018 (d)		19,217	20,034

			361,170

INDUSTRIALS 9.1%
Alliance Data Systems Corp.
5.250% due 12/01/2017		12,750	12,957
AutoNation, Inc.
6.750% due 04/15/2018		800	838
Brunswick Rail Finance Designated Activity Co.
6.500% due 11/01/2017		2,800	2,037
Charter Communications Operating LLC
4.908% due 07/23/2025		800	846
CSC Holdings LLC
7.875% due 02/15/2018		810	847
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020		223	233
6.200% due 01/02/2020		218	229
Ecopetrol S.A.
5.875% due 09/18/2023		2,500	2,716
Energy Transfer Partners LP
9.700% due 03/15/2019		300	341
Ford Motor Co.
7.450% due 07/16/2031		6,000	7,585
Kern River Funding Corp.
4.893% due 04/30/2018		378	390
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021		300	305
3.950% due 09/01/2022		1,000	1,023
6.850% due 02/15/2020		3,000	3,341
Kinder Morgan, Inc.
7.000% due 06/15/2017		1,789	1,808
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		2,961	2,949
Northwest Airlines Pass-Through Trust
7.041% due 10/01/2023		1,104	1,268
7.150% due 04/01/2021		17,167	17,854
Ooredoo International Finance Ltd.
5.000% due 10/19/2025 (f)		7,300	7,930
5.000% due 10/19/2025		4,500	4,888
Penske Truck Leasing Co. LP
4.875% due 07/11/2022		1,900	2,053
Phosagro OAO via Phosagro Bond Funding DAC
4.204% due 02/13/2018		4,300	4,365
Rockies Express Pipeline LLC
5.625% due 04/15/2020		100	106
SES Global Americas Holdings GP
2.500% due 03/25/2019		400	398
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		500	513
SFR Group S.A.
5.375% due 05/15/2022	EUR	700	780
Sibur Securities DAC
3.914% due 01/31/2018		$4,400	4,454
Solvay Finance America LLC
4.450% due 12/03/2025		1,000	1,045
Tennessee Gas Pipeline Co. LLC
7.500% due 04/01/2017		1,950	1,950

USG Corp.
8.250% due 01/15/2018		2,407	2,533
Volkswagen Group of America Finance LLC
1.520% due 05/22/2018		1,100	1,100
WestJet Airlines Ltd.
3.500% due 06/16/2021		1,800	1,790
Wind Acquisition Finance S.A.
4.000% due 07/15/2020	EUR	28,200	30,612

			122,084

UTILITIES 1.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$700	761
FirstEnergy Corp.
2.750% due 03/15/2018		2,000	2,008
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		600	636
Intergas Finance BV
6.375% due 05/14/2017		895	900
NRG Energy, Inc.
7.625% due 01/15/2018		1,162	1,205
Petrobras Global Finance BV
6.125% due 01/17/2022		4,350	4,572
Rosneft Finance S.A.
7.875% due 03/13/2018		3,700	3,887
SSE PLC
5.625% due 10/01/2017 (d)	EUR	5,000	5,470
TECO Finance, Inc.
6.572% due 11/01/2017		$983	1,010

			20,449

Total Corporate Bonds & Notes (Cost $498,246)			503,703

MUNICIPAL BONDS & NOTES 0.2%
ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2008
5.630% due 01/01/2022		200	201
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		1,500	1,516
7.750% due 01/01/2042		850	875
Chicago, Illinois General Obligation Notes, Series 2015
5.633% due 01/01/2020		200	201

Total Municipal Bonds & Notes (Cost $2,730)			2,793

U.S. GOVERNMENT AGENCIES 30.8%
Fannie Mae
4.500% due 08/01/2039 - 11/01/2041		352	379
Fannie Mae, TBA
3.000% due 04/01/2032 - 05/01/2032		74,000	75,819
3.500% due 05/01/2032 - 06/01/2047		273,000	278,972
4.000% due 04/01/2047 - 05/01/2047		21,000	21,986
5.000% due 04/01/2047 - 05/01/2047		33,000	36,041
Freddie Mac
1.875% due 12/01/2018		2	2
6.500% due 01/01/2038 - 10/01/2038		54	60
Ginnie Mae
2.000% due 01/20/2022		4	4

Total U.S. Government Agencies (Cost $410,913)			413,263

U.S. TREASURY OBLIGATIONS 47.7%
U.S. Treasury Bonds
3.000% due 05/15/2045 (f)		24,300	24,156
U.S. Treasury Notes
1.250% due 10/31/2021 (f)(h)(j)		207,500	201,700
1.750% due 05/15/2022 (j)		5,950	5,887
1.750% due 09/30/2022 (j)		7,400	7,288
1.875% due 01/31/2022 (f)		164,900	164,546
1.875% due 08/31/2022		8,000	7,939
2.125% due 06/30/2022		20,800	20,943
2.250% due 02/15/2027 (f)		210,000	207,322

Total U.S. Treasury Obligations (Cost $643,594)			639,781

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.6%
Arbor Realty Trust, Inc.
2.110% due 04/15/2027 (a)		11,900	11,822
Banc of America Funding Trust
3.500% due 01/20/2047 ^		84	74
Bear Stearns Adjustable Rate Mortgage Trust
3.081% due 05/25/2034		36	34

3.204% due 10/25/2033		46	46
3.636% due 03/25/2035		98	99
Bear Stearns ALT-A Trust
3.182% due 02/25/2036 ^		782	658
Citigroup Mortgage Loan Trust, Inc.
2.690% due 09/25/2035		193	200
2.760% due 09/25/2035		164	171
Commercial Mortgage Trust
5.808% due 12/10/2049		295	296
Cordusio RMBS SRL
0.008% due 06/30/2035	EUR	69	74
Countrywide Alternative Loan Trust
1.182% due 05/25/2036		$68	57
6.000% due 08/25/2034		10,418	10,949
Countrywide Home Loan Mortgage Pass-Through Trust
1.622% due 03/25/2035		142	112
3.155% due 08/25/2034 ^		24	21
Credit Suisse First Boston Mortgage Securities Corp.
2.809% due 07/25/2033		6	6
Downey Savings & Loan Association Mortgage Loan Trust
1.238% due 08/19/2045		1,093	944
2.881% due 07/19/2044		657	652
Eurosail PLC
1.294% due 06/13/2045	GBP	3,092	3,698
Fort Cre LLC
2.476% due 05/21/2036		$11,103	11,100
GreenPoint Mortgage Funding Trust
1.442% due 06/25/2045		2,142	1,894
Greenpoint Mortgage Pass-Through Certificates
3.674% due 10/25/2033		6	6
GSR Mortgage Loan Trust
2.560% due 03/25/2033		35	35
3.087% due 09/25/2035		294	305
3.150% due 09/25/2035		654	678
HarborView Mortgage Loan Trust
1.168% due 01/19/2038		183	160
1.318% due 06/20/2035		300	290
3.105% due 05/19/2033		70	69
HomeBanc Mortgage Trust
1.242% due 01/25/2036		1,586	1,414
2.883% due 04/25/2037 ^		137	122
JPMorgan Chase Commercial Mortgage Securities Trust
5.794% due 02/12/2051		581	585
JPMorgan Mortgage Trust
2.822% due 11/25/2033		35	34
3.103% due 07/25/2035		374	372
3.270% due 02/25/2035		33	33
3.420% due 07/25/2035		591	593
LMREC, Inc.
2.477% due 11/24/2031		21,000	20,987
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		335	334
Morgan Stanley Mortgage Loan Trust
3.210% due 08/25/2034		5,256	5,318
RBSSP Resecuritization Trust
1.281% due 09/26/2034		2,189	2,099
1.281% due 04/26/2037		1,534	1,455
Residential Accredit Loans, Inc. Trust
1.192% due 04/25/2046		1,054	538
Structured Adjustable Rate Mortgage Loan Trust
3.379% due 02/25/2034		68	68
Structured Asset Mortgage Investments Trust
1.292% due 09/25/2045		1,019	817
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.250% due 09/25/2034		248	249
Uropa Securities PLC
0.547% due 06/10/2059	GBP	9,832	11,728
0.697% due 06/10/2059		2,272	2,446
0.897% due 06/10/2059		1,777	1,933
1.097% due 06/10/2059		1,893	1,991
Wachovia Bank Commercial Mortgage Trust
5.760% due 06/15/2049		$1,579	1,578
WaMu Mortgage Pass-Through Certificates Trust
1.292% due 01/25/2045		116	112
1.638% due 02/25/2046		793	767
1.722% due 11/25/2034		1,266	1,209
Wells Fargo Mortgage-Backed Securities Trust
3.064% due 03/25/2036		230	222

Total Non-Agency Mortgage-Backed Securities (Cost $101,509)			101,454

ASSET-BACKED SECURITIES 36.4%
Ameriquest Mortgage Securities Trust
1.372% due 03/25/2036		100	97
Ares CLO Ltd.
2.243% due 01/17/2024		11,600	11,622

Ares Enhanced Loan Investment Strategy IR Ltd.
2.443% due 07/23/2025		9,650	9,694
Atlas Senior Loan Fund Ltd.
2.269% due 01/30/2024		11,247	11,264
Atrium CDO Corp.
2.391% due 10/23/2024		10,000	10,047
AVANT Loans Funding Trust
2.960% due 09/16/2019		1,578	1,581
Bear Stearns Asset-Backed Securities Trust
1.182% due 12/25/2036		1,225	1,175
1.392% due 12/25/2035		714	708
1.982% due 10/25/2037		321	311
BNC Mortgage Loan Trust
1.082% due 05/25/2037		326	323
Cadogan Square CLO BV
0.042% due 07/24/2023	EUR	96	103
Carlyle Global Market Strategies CLO Ltd.
0.000% due 10/16/2025		$15,000	15,019
Cent CLO Ltd.
2.444% due 11/07/2026		5,400	5,408
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
1.912% due 05/25/2035		3,499	3,290
Conseco Financial Corp.
6.220% due 03/01/2030		106	113
6.530% due 02/01/2031		2,516	2,501
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021		13,000	13,040
Dryden Euro CLO BV
0.763% due 12/09/2025	EUR	11,124	11,882
Dryden Senior Loan Fund
0.000% due 10/15/2026 (a)		$12,600	12,606
2.223% due 01/15/2025		9,750	9,762
ECAF Ltd.
4.947% due 06/15/2040		487	468
Finn Square CLO Ltd.
2.367% due 12/24/2023		16,336	16,370
First Franklin Mortgage Loan Trust
1.472% due 09/25/2035		808	797
First NLC Trust
1.687% due 12/25/2035		731	697
Fortress Credit BSL Ltd.
0.000% due 10/19/2025 (a)		13,500	13,500
Galaxy CLO Ltd.
2.278% due 11/16/2025		17,400	17,405
Greystone Commercial Real Estate Ltd.
2.493% due 03/15/2027		17,900	17,935
Home Equity Asset Trust
2.182% due 10/25/2033		617	580
Jamestown CLO Ltd.
0.000% due 01/17/2027 (a)		12,750	12,750
KKR Financial CLO Ltd.
2.491% due 01/23/2026		8,150	8,170
KVK CLO Ltd.
0.000% due 01/15/2026		25,000	25,018
Lockwood Grove CLO Ltd.
2.508% due 04/25/2025		12,250	12,244
Madison Park Funding Ltd.
1.988% due 01/19/2025		20,000	19,992
Mariner CLO LLC
2.631% due 07/23/2026		29,300	29,346
Merrill Lynch Mortgage Investors Trust
1.102% due 02/25/2037		193	94
Morgan Stanley ABS Capital, Inc. Trust
1.627% due 09/25/2035		500	467
Morgan Stanley Mortgage Loan Trust
1.342% due 04/25/2037		143	69
Mountain View CLO Ltd.
2.304% due 10/15/2026		7,000	7,006
Navient Student Loan Trust
2.079% due 12/27/2066		22,800	22,800
NewMark Capital Funding CLO Ltd.
0.000% due 06/30/2026		9,260	9,263
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.867% due 09/25/2035		1,000	958
Northwoods Capital Ltd.
2.372% due 11/04/2025 (a)		10,600	10,599
OHA Loan Funding Ltd.
2.323% due 08/23/2024		5,500	5,518
Palmer Square CLO Ltd.
0.000% due 10/17/2027 (a)		18,600	18,677
2.423% due 10/17/2025		13,500	13,500
Race Point CLO Ltd.
2.238% due 11/08/2024		4,673	4,679
Residential Asset Mortgage Products Trust
2.632% due 11/25/2034		214	207

Residential Asset Securities Corp. Trust
1.622% due 08/25/2035		6,189	5,646
Shackleton CLO Ltd.
0.000% due 01/13/2025 (a)		4,700	4,700
2.240% due 10/20/2023		11,696	11,710
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046		13,459	13,472
Structured Asset Investment Loan Trust
1.672% due 06/25/2035		694	684
Structured Asset Securities Corp. Mortgage Loan Trust
1.322% due 02/25/2036		1,000	941
1.432% due 11/25/2035		1,200	1,171
THL Credit Wind River CLO Ltd.
2.464% due 01/18/2026		4,900	4,907
TICC CLO LLC
1.750% due 08/25/2023		2,017	2,022
TICP CLO Ltd.
1.000% due 01/20/2027 (a)		11,800	11,800
Tralee CLO Ltd.
2.480% due 07/20/2026		6,750	6,765
U.S. Residential Opportunity Fund Trust
3.475% due 07/27/2036		6,660	6,643
Venture CLO Ltd.
0.000% due 04/15/2026 (a)		11,300	11,314
VOLT LLC
3.500% due 03/25/2047		16,000	16,047
Wells Fargo Home Equity Asset-Backed Securities Trust
1.572% due 11/25/2035		1,500	1,457
2.032% due 10/25/2034		288	281

Total Asset-Backed Securities (Cost $487,437)			489,215

SOVEREIGN ISSUES 1.4%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		3,300	3,452
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	955,000	8,255
4.500% due 07/03/2017		820,000	7,180

Total Sovereign Issues (Cost $20,484)			18,887

SHORT-TERM INSTRUMENTS 2.5%
REPURCHASE AGREEMENTS (e) 2.4%			32,776

U.S. TREASURY BILLS 0.1%
0.675% due 04/20/2017 - 04/27/2017 (b)(c)(j)		$807	807

Total Short-Term Instruments (Cost $33,583)			33,583

Total Investments in Securities (Cost $2,205,397)			2,209,585

Total Investments 164.6% (Cost $2,205,397)			$2,209,585
Financial Derivative Instruments (g)(i) (0.7)% (Cost or Premiums, net $(4,670))			(9,717)
Other Assets and Liabilities, net (63.9)%			(857,502)

Net Assets 100.0%			$1,342,366

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
NOM	0.650%	03/31/2017	04/03/2017	$22,000	U.S. Treasury Notes 2.125% due 06/30/2022	$(22,443)	$22,000	$22,001
SAL	0.960	03/31/2017	04/03/2017	7,400	U.S. Treasury Notes 1.750% due 12/31/2020	(7,554)	7,400	7,401
SSB	0.050	03/31/2017	04/03/2017	3,376	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	(3,444)	3,376	3,376

Total Repurchase Agreements						$(33,441)	$32,776	$32,778

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOM	0.780%	02/22/2017	04/21/2017		$(18,549)	$(18,565)
BOS	0.820	03/15/2017	04/04/2017		(24,027)	(24,037)
BRC	(0.400)	03/16/2017	TBD	(4)	(5,499)	(5,497)
GRE	0.550	03/17/2017	04/07/2017		(13,682)	(13,686)
RDR	0.950	03/09/2017	06/08/2017		(146,312)	(146,409)
SGY	0.700	03/21/2017	04/04/2017		(43,123)	(43,134)

Total Reverse Repurchase Agreements						$(251,328)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (5)
GSC	0.770%	03/07/2017	04/07/2017	$(112,059)	$(112,124)
	0.870	03/02/2017	04/03/2017	(6,318)	(6,323)

Total Sale-Buyback Transactions					$(118,447)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2017 was $(421,827) at a weighted average interest rate of 0.582%.
(4)	Open maturity reverse repurchase agreement.
(5)	Payable for sale-buyback transactions includes $(10) of deferred price drop.

(f)	Securities with an aggregate market value of $371,084 have been pledged as collateral under the terms of master agreements as of March 31, 2017.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	Long	03/2018	1,332	$250	$67	$0
Euro-Bund 10-Year Bond June Futures	Long	06/2017	4	0	1	0
Euro-Buxl 30-Year Bond June Futures	Long	06/2017	4	4	2	(1)
U.S. Treasury 10-Year Note June Futures	Long	06/2017	550	464	120	0

Total Futures Contracts				$718	$190	$(1)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (2)	Notional Amount (3)	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Ally Financial, Inc.	5.000%	03/20/2020	1.359%	$30,500	$3,243	$75	$0	$(52)
Ford Motor Co.	5.000	12/20/2023	1.793	11,000	2,135	138	0	(26)
Kinder Morgan, Inc.	1.000	06/20/2021	0.797	8,900	77	259	3	0
Kinder Morgan, Inc.	1.000	12/20/2021	0.943	1,100	3	40	0	0

					$5,458	$512	$3	$(78)

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.750%	12/21/2023		$70,000	$1,756	$630	$0	$(88)
Pay	3-Month USD-LIBOR	1.750	12/21/2026		324,000	17,164	17,016	0	(549)
Pay	28-Day MXN-TIIE	6.000	06/07/2022	MXN	1,039,800	(3,013)	(3,804)	115	0

						$15,907	$13,842	$115	$(637)

Total Swap Agreements						$21,365	$14,354	$118	$(715)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(h)	Securities with an aggregate market value of $18,526 and cash of $24,442 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2017		$12,738	JPY	1,416,422	$0	$(15)
	04/2017		25,639	MXN	526,866	2,445	0
	05/2017	JPY	1,416,422		$12,751	16	0
	06/2017	TWD	1,501,140		49,179	0	(470)
BPS	04/2017	BRL	160,000		51,505	396	0
	04/2017	EUR	94,846		100,794	0	(388)
	04/2017		$50,499	BRL	160,000	610	0
	04/2017		101,435	EUR	94,052	0	(1,100)
	04/2017		161	MXN	3,049	1	0
	05/2017	EUR	94,052		$101,565	1,104	0
	05/2017		$51,200	BRL	160,000	0	(428)
BRC	04/2017		26,572	AUD	34,746	0	(26)
	05/2017	AUD	34,746		$26,559	27	0
CBK	06/2017	KRW	2,288,469		2,023	0	(25)
DUB	05/2017		$399	PLN	1,602	5	0
GLM	04/2017	BRL	160,000		$45,339	0	(5,770)
	04/2017		$50,499	BRL	160,000	610	0
	04/2017		843	EUR	794	4	0
	04/2017		22,314	GBP	17,958	185	0
	05/2017	GBP	17,958		$22,330	0	(185)
HUS	04/2017	BRL	69,437		21,915	0	(265)
	04/2017	JPY	1,416,422		12,613	0	(109)
	04/2017		$22,424	BRL	69,437	0	(244)
JPM	04/2017		555	MXN	10,800	21	0
MSB	04/2017	BRL	160,000		$50,499	0	(610)
	04/2017	GBP	17,958		22,522	22	0
	04/2017		$51,914	BRL	160,000	0	(806)
SCX	04/2017	AUD	34,746		$26,754	208	0
	04/2017	BRL	90,563		28,583	0	(345)
	04/2017		$29,228	BRL	90,563	0	(300)
	05/2017	BRL	90,563		$29,055	317	0
	05/2017		$45	CNH	309	0	0
	06/2017	KRW	225,715		$196	0	(6)
UAG	06/2017		685,527		598	0	(16)
	06/2017	TWD	784,098		25,681	0	(252)

Total Forward Foreign Currency Contracts						$5,971	$(11,360)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Brazil Government International Bond	1.000%	06/20/2022	2.249%	$10,750	$(749)	$112	$0	$(637)
BRC	Brazil Government International Bond	1.000	06/20/2022	2.249	5,300	(371)	57	0	(314)
	Mexico Government International Bond	1.000	06/20/2022	1.298	40,000	(1,049)	482	0	(567)

						$(2,169)	$651	$0	$(1,518)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.BBB-.9 Index	3.000%	09/17/2058	$900	$(117)	$12	$0	$(105)
FBF	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	4,000	(478)	(31)	0	(509)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	4,000	(383)	21	0	(362)
MEI	CMBX.NA.BBB-.8 Index	3.000	10/17/2057	4,000	(615)	(44)	0	(659)
MYC	CMBX.NA.BBB-.10 Index	3.000	11/17/2059	4,000	(494)	89	0	(405)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	3,100	(414)	52	0	(362)

					$(2,501)	$99	$0	$(2,402)

Total Swap Agreements					$(4,670)	$750	$0	$(3,920)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Securities with an aggregate market value of $12,808 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$6,906	$0	$6,906
Corporate Bonds & Notes
Banking & Finance	0	361,170	0	361,170
Industrials	0	104,230	17,854	122,084
Utilities	0	20,449	0	20,449
Municipal Bonds & Notes
Illinois	0	2,793	0	2,793
U.S. Government Agencies	0	413,263	0	413,263
U.S. Treasury Obligations	0	639,781	0	639,781
Non-Agency Mortgage-Backed Securities	0	69,366	32,088	101,454
Asset-Backed Securities	0	444,016	45,199	489,215
Sovereign Issues	0	18,887	0	18,887
Short-Term Instruments
Repurchase Agreements	0	32,776	0	32,776
U.S. Treasury Bills	0	807	0	807

Total Investments	$0	$2,114,444	$95,141	$2,209,585

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	190	118	0	308
Over the counter	0	5,971	0	5,971
	$190	$6,089	$0	$6,279

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(715)	0	(716)
Over the counter	0	(15,280)	0	(15,280)

	$(1)	$(15,995)	$0	$(15,996)

Total Financial Derivative Instruments	$189	$(9,906)	$0	$(9,717)

Totals	$189	$2,104,538	$95,141	$2,199,868

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2017:

Category and Subcategory	Beginning Balance at 12/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2017 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$17,919	$0	$0	$(23)	$0	$(42)	$0	$0	$17,854	$(42)
Non-Agency Mortgage-Backed Securities	32,417	0	(336)	0	0	7	0	0	32,088	7
Asset-Backed Securities	0	45,200	0	0	0	(1)	0	0	45,199	(1)

Totals	$50,336	$45,200	$(336)	$(23)	$0	$(36)	$0	$0	$95,141	$(36)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$17,854	Third Party Vendor	Broker Quote	104.000
Non-Agency Mortgage-Backed Securities	32,088	Proxy Pricing	Base Price	100.000 - 100.040
Asset-Backed Securities	22,800	Third Party Vendor	Broker Quote	100.000
	22,399	Proxy Pricing	Base Price	100.000

Total	$95,141

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income SHares: Series LD

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 193.8%
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.3%
Energy Future Intermediate Holding Co. LLC
TBD% due 06/30/2017	$400	$400
Las Vegas Sands LLC
TBD% due 12/19/2020	248	249

Total Loan Participations and Assignments (Cost $649)		649

CORPORATE BONDS & NOTES 140.8%
BANKING & FINANCE 66.8%
AerCap Ireland Capital DAC
4.250% due 07/01/2020	500	521
4.625% due 10/30/2020	500	529
Air Lease Corp.
4.750% due 03/01/2020	500	531
Ally Financial, Inc.
3.250% due 02/13/2018	100	101
3.600% due 05/21/2018	600	609
American Tower Corp.
3.400% due 02/15/2019 (f)	400	409
Athene Global Funding
2.875% due 10/23/2018 (f)	800	805
Aviation Capital Group Corp.
2.875% due 01/20/2022 (f)	800	795
6.750% due 04/06/2021 (f)	250	287
Bank of America Corp.
5.650% due 05/01/2018	75	78
6.875% due 04/25/2018 (f)	400	421
Barclays PLC
2.000% due 03/16/2018 (f)	1,015	1,016
BGC Partners, Inc.
5.125% due 05/27/2021 (f)	300	313
BOC Aviation Ltd.
2.375% due 09/15/2021	400	388
3.000% due 03/30/2020 (f)	450	453
3.875% due 05/09/2019	294	302
Cantor Fitzgerald LP
6.500% due 06/17/2022 (f)	200	218
7.875% due 10/15/2019 (f)	300	330
CIT Group, Inc.
3.875% due 02/19/2019	100	103
4.250% due 08/15/2017	295	298
5.000% due 05/15/2018	300	302
5.250% due 03/15/2018	250	257
5.375% due 05/15/2020	100	107
5.500% due 02/15/2019	500	527
Commerzbank AG
0.923% due 09/20/2017	100	100
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022 (f)	850	863
DBS Bank Ltd.
3.625% due 09/21/2022 (f)	600	605
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	145	150
Eksportfinans ASA
5.500% due 06/26/2017	13	13
Five Corners Funding Trust
4.419% due 11/15/2023 (f)	500	532
Ford Motor Credit Co. LLC
1.949% due 01/09/2018 (f)	200	201
2.375% due 01/16/2018 (f)	700	703
General Motors Financial Co., Inc.
3.000% due 09/25/2017	200	201
3.250% due 05/15/2018 (f)	800	811
Goldman Sachs Group, Inc.
2.654% due 11/29/2023 (f)	500	518
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022 (f)	250	282
6.375% due 11/12/2020 (f)	500	560
Hartford Financial Services Group, Inc.
5.500% due 03/30/2020 (f)	350	381
HSBC Holdings PLC
2.712% due 05/25/2021 (f)	250	258
3.262% due 03/13/2023 (f)	1,000	1,006

International Lease Finance Corp.
6.250% due 05/15/2019		200	216
7.125% due 09/01/2018 (f)		300	321
8.250% due 12/15/2020		250	296
JPMorgan Chase & Co.
7.900% due 04/30/2018 (d)		400	415
LeasePlan Corp. NV
2.500% due 05/16/2018 (f)		666	668
2.875% due 01/22/2019 (f)		600	603
Macquarie Bank Ltd.
1.600% due 10/27/2017 (f)		300	300
Macquarie Group Ltd.
3.000% due 12/03/2018		100	101
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021 (f)		1,000	973
Morgan Stanley
2.443% due 10/24/2023 (f)		200	204
5.500% due 01/26/2020 (f)		200	217
Nationwide Building Society
4.125% due 03/20/2023	EUR	200	221
Navient Corp.
4.875% due 06/17/2019		$700	718
5.500% due 01/15/2019		500	519
Nomura Holdings, Inc.
6.700% due 03/04/2020 (f)		623	693
ORIX Corp.
2.950% due 07/23/2020 (f)		700	703
Santander Holdings USA, Inc.
2.504% due 11/24/2017 (f)		500	503
Santander UK Group Holdings PLC
2.875% due 08/05/2021 (f)		600	593
Santander UK PLC
2.350% due 09/10/2019 (f)		100	101
Siam Commercial Bank PCL
3.375% due 09/19/2017 (f)		900	905
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		600	585
2.650% due 07/15/2021 (f)		700	682
Springleaf Finance Corp.
6.900% due 12/15/2017		600	618
8.250% due 12/15/2020		200	219
Standard Chartered Bank
6.400% due 09/26/2017		500	510
Standard Chartered PLC
1.446% due 09/08/2017 (f)		700	699
Sumitomo Mitsui Trust Bank Ltd.
2.050% due 03/06/2019 (f)		500	499
Suncorp-Metway Ltd.
2.100% due 05/03/2019 (f)		500	499
Synchrony Financial
1.875% due 08/15/2017 (f)		100	100
2.265% due 02/03/2020 (f)		400	403
2.438% due 11/09/2017 (f)		300	302
UBS AG
4.750% due 05/22/2023		1,200	1,229
Ventas Realty LP
2.000% due 02/15/2018 (f)		500	501
VEREIT Operating Partnership LP
3.000% due 02/06/2019		500	502
WEA Finance LLC
2.700% due 09/17/2019 (f)		500	505
Weyerhaeuser Co.
6.950% due 08/01/2017		150	152

			34,159

INDUSTRIALS 54.3%
AbbVie, Inc.
2.850% due 05/14/2023 (f)		400	393
AP Moller - Maersk A/S
2.550% due 09/22/2019 (f)		400	402
Asciano Finance Ltd.
4.625% due 09/23/2020 (f)		700	728
BMW U.S. Capital LLC
2.000% due 04/11/2021 (f)		200	196
Boston Scientific Corp.
3.375% due 05/15/2022 (f)		300	306
Charter Communications Operating LLC
3.579% due 07/23/2020		400	412
4.464% due 07/23/2022		700	738
Coca-Cola European Partners PLC
0.000% due 11/26/2017	EUR	200	214
ConocoPhillips Co.
1.939% due 05/15/2022 (f)		$600	611
Crown Castle Towers LLC
3.222% due 05/15/2042 (f)		300	305

CVS Health Corp.
3.500% due 07/20/2022 (f)		200	206
D.R. Horton, Inc.
3.750% due 03/01/2019		200	205
4.000% due 02/15/2020 (f)		300	312
Delphi Automotive PLC
3.150% due 11/19/2020 (f)		700	715
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021		192	212
Diamond Finance Corp.
4.420% due 06/15/2021 (f)		400	419
DISH DBS Corp.
4.250% due 04/01/2018		1,000	1,019
EMC Corp.
1.875% due 06/01/2018		600	594
Enbridge, Inc.
1.514% due 06/02/2017 (f)		150	150
Energy Transfer Partners LP
9.000% due 04/15/2019 (f)		200	226
Flex Ltd.
4.625% due 02/15/2020 (f)		300	315
Forest Laboratories LLC
4.375% due 02/01/2019 (f)		100	104
5.000% due 12/15/2021 (f)		400	434
Georgia-Pacific LLC
3.734% due 07/15/2023 (f)		200	208
5.400% due 11/01/2020 (f)		400	440
Hyundai Capital America
2.125% due 10/02/2017		100	100
Imperial Tobacco Finance PLC
2.050% due 07/20/2018 (f)		400	400
2.950% due 07/21/2020 (f)		650	659
Jaguar Land Rover Automotive PLC
4.250% due 11/15/2019		1,000	1,030
Kia Motors Corp.
2.625% due 04/21/2021 (f)		300	298
Kinder Morgan Energy Partners LP
3.450% due 02/15/2023 (f)		250	247
Kinder Morgan, Inc.
7.250% due 06/01/2018 (f)		500	529
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		188	187
Masco Corp.
5.950% due 03/15/2022		100	112
7.125% due 03/15/2020		400	453
MGM Resorts International
8.625% due 02/01/2019		400	441
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019		400	405
Nabors Industries, Inc.
6.150% due 02/15/2018		500	520
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019 (f)		500	500
Petroleos Mexicanos
3.125% due 01/23/2019		400	403
9.250% due 03/30/2018		600	639
Pioneer Natural Resources Co.
3.450% due 01/15/2021 (f)		300	307
6.875% due 05/01/2018		100	105
QUALCOMM, Inc.
3.000% due 05/20/2022 (f)		200	203
Reynolds American, Inc.
4.000% due 06/12/2022 (f)		600	630
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		700	755
6.250% due 03/15/2022		300	333
SBA Tower Trust
2.933% due 12/09/2042 (f)		250	250
Scripps Networks Interactive, Inc.
3.500% due 06/15/2022 (f)		200	204
SFR Group S.A.
5.375% due 05/15/2022	EUR	100	111
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021		$100	98
Siemens Financieringsmaatschappij NV
1.747% due 03/16/2022		300	301
SK Telecom Co. Ltd.
2.125% due 05/01/2018 (f)		200	200
2.125% due 05/01/2018		200	200
Sky PLC
3.125% due 11/26/2022 (f)		1,000	996
Solvay Finance America LLC
3.400% due 12/03/2020 (f)		400	412
Southern Co.
2.950% due 07/01/2023 (f)		1,100	1,072

Telefonica Emisiones S.A.U.
5.134% due 04/27/2020 (f)	850	916
5.877% due 07/15/2019	200	216
Tesco PLC
5.500% due 11/15/2017	500	510
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/2021 (f)	400	407
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019 (f)	500	495
2.800% due 07/21/2023 (f)	300	285
Time Warner Cable LLC
8.250% due 04/01/2019	300	335
Universal Health Services, Inc.
3.750% due 08/01/2019	100	102
Volkswagen Group of America Finance LLC
1.600% due 11/20/2017 (f)	900	899
Woodside Finance Ltd.
8.750% due 03/01/2019 (f)	400	448
Wynn Macau Ltd.
5.250% due 10/15/2021	200	205

		27,782

UTILITIES 19.7%
AT&T, Inc.
3.875% due 08/15/2021 (f)	300	312
BP Capital Markets PLC
2.007% due 09/16/2021 (f)	700	712
CNOOC Finance Ltd.
1.750% due 05/09/2018 (f)	1,800	1,795
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	300	335
E.ON International Finance BV
5.800% due 04/30/2018	350	365
Exelon Corp.
2.450% due 04/15/2021 (f)	300	297
FirstEnergy Corp.
2.750% due 03/15/2018	700	703
Great Plains Energy, Inc.
3.150% due 04/01/2022 (f)	1,000	1,011
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018 (f)	400	412
KT Corp.
2.625% due 04/22/2019 (f)	200	202
National Grid North America, Inc.
1.692% due 08/21/2017 (f)	600	600
Plains All American Pipeline LP
5.750% due 01/15/2020 (f)	700	757
Sinopec Group Overseas Development Ltd.
2.500% due 10/17/2018	500	503
2.750% due 05/17/2017 (f)	200	200
Telecom Italia Capital S.A.
6.999% due 06/04/2018	600	632
Telstra Corp. Ltd.
3.125% due 04/07/2025 (f)	100	100
Verizon Communications, Inc.
2.137% due 03/16/2022 (f)	1,100	1,111

		10,047

Total Corporate Bonds & Notes (Cost $71,671)		71,988

U.S. GOVERNMENT AGENCIES 1.4%
Fannie Mae
1.632% due 09/25/2023	10	10
2.310% due 09/25/2022	38	38
3.000% due 03/01/2042 (f)	214	214
Freddie Mac
4.912% due 01/15/2022	24	25
Ginnie Mae
1.428% due 10/20/2037	65	65
1.460% due 08/20/2061 (f)	348	349

Total U.S. Government Agencies (Cost $697)		701

U.S. TREASURY OBLIGATIONS 12.2%
U.S. Treasury Notes
2.250% due 02/15/2027 (f)	6,300	6,220

Total U.S. Treasury Obligations (Cost $6,189)		6,220

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.5%
American Home Mortgage Investment Trust
1.562% due 02/25/2045	11	10
BAMLL Commercial Mortgage Securities Trust
1.712% due 06/15/2028	100	100

Banc of America Funding Trust
1.278% due 02/20/2035		23	22
3.039% due 09/20/2034		143	142
BCAP LLC Trust
0.938% due 03/26/2037		7	7
Bear Stearns Adjustable Rate Mortgage Trust
3.047% due 04/25/2033		50	51
3.052% due 11/25/2034		84	82
3.552% due 01/25/2034		13	13
Citigroup Mortgage Loan Trust, Inc.
2.930% due 10/25/2035		13	13
Countrywide Commercial Mortgage Trust
6.208% due 11/12/2043		148	149
Credit Suisse First Boston Mortgage Securities Corp.
2.910% due 06/25/2033		32	31
5.362% due 05/15/2036		500	521
6.500% due 04/25/2033		124	126
Credit Suisse Mortgage Capital Certificates
4.966% due 05/26/2037		7	7
Eurosail PLC
0.644% due 06/13/2045	GBP	44	55
First Republic Mortgage Loan Trust
1.262% due 11/15/2031		$43	42
GSR Mortgage Loan Trust
3.087% due 09/25/2035		12	12
3.490% due 08/25/2033		257	257
Impac CMB Trust
1.982% due 07/25/2033		435	422
JPMorgan Mortgage Trust
2.921% due 02/25/2034		78	80
3.197% due 09/25/2034		12	12
3.249% due 04/25/2035		294	293
3.270% due 02/25/2035		7	7
JPMorgan Resecuritization Trust
2.678% due 07/27/2037		6	6
MASTR Seasoned Securitization Trust
6.183% due 09/25/2017		2	2
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.392% due 06/15/2030		31	29
2.610% due 10/20/2029		19	19
Merrill Lynch Mortgage Investors Trust
1.442% due 04/25/2029		11	11
1.622% due 10/25/2028		9	9
2.978% due 02/25/2035		232	236
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.790% due 06/12/2050		154	154
Morgan Stanley Mortgage Loan Trust
3.317% due 11/25/2034		16	16
Prime Mortgage Trust
1.382% due 02/25/2034		14	13
Residential Accredit Loans, Inc. Trust
1.422% due 06/25/2034		49	48
Sequoia Mortgage Trust
1.678% due 10/19/2026		112	110
1.738% due 10/20/2027		21	19
Structured Asset Mortgage Investments Trust
1.558% due 07/19/2034		64	63
1.638% due 09/19/2032		20	19
8.914% due 06/25/2029		10	10
Structured Asset Securities Corp. Mortgage Loan Trust
1.582% due 10/25/2027		15	15
Thornburg Mortgage Securities Trust
1.622% due 09/25/2043		12	11
3.092% due 04/25/2045		47	47
WaMu Mortgage Pass-Through Certificates Trust
1.252% due 12/25/2045		312	299
1.272% due 10/25/2045		51	50
1.382% due 06/25/2044		40	38
1.722% due 11/25/2034		103	98
2.038% due 06/25/2042		13	13
Wells Fargo Mortgage-Backed Securities Trust
3.069% due 10/25/2033		68	69
3.253% due 12/25/2034		4	5

Total Non-Agency Mortgage-Backed Securities (Cost $3,845)			3,863

ASSET-BACKED SECURITIES 23.1%
Aegis Asset-Backed Securities Trust
1.252% due 12/25/2035		7	7
Allegro CLO Ltd.
2.218% due 01/30/2026		500	501
Amortizing Residential Collateral Trust
1.982% due 10/25/2034		375	363
Ares CLO Ltd.
2.243% due 01/17/2024		500	501

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.022% due 04/25/2034		101	95
Atlas Senior Loan Fund Ltd.
2.269% due 01/30/2024		662	663
Babson CLO Ltd.
0.000% due 10/17/2026 (a)		600	601
2.279% due 05/15/2023		118	118
Bear Stearns Asset-Backed Securities Trust
1.782% due 10/27/2032		48	45
Carlyle Global Market Strategies CLO Ltd.
0.000% due 10/16/2025		500	501
2.187% due 07/27/2026		500	501
Chase Funding Trust
1.722% due 10/25/2032		69	65
CIFC Funding Ltd.
2.063% due 10/24/2025		600	600
Colony American Finance Ltd.
2.544% due 06/15/2048		296	291
Colony Starwood Homes Trust
2.443% due 07/17/2033		199	202
Delta Funding Home Equity Loan Trust
1.732% due 09/15/2029		7	6
Denali Capital CLO Ltd.
1.271% due 01/22/2022		120	120
GSAA Home Equity Trust
1.622% due 12/25/2034		29	29
JMP Credit Advisors CLO Ltd.
2.263% due 10/17/2025		700	700
Jubilee CDO BV
0.000% due 07/30/2024	EUR	968	1,031
KVK CLO Ltd.
0.000% due 01/15/2026		$700	700
National Collegiate Student Loan Trust
1.222% due 11/27/2028		16	16
Navient Student Loan Trust
2.232% due 06/25/2065		193	196
Ocean Trails CLO
2.334% due 08/13/2025		500	501
OneMain Financial Issuance Trust
2.570% due 07/18/2025		300	301
OZLM Funding Ltd.
2.673% due 01/17/2026		700	701
Regatta Funding Ltd.
0.000% due 10/25/2026 (a)		500	502
Renaissance Home Equity Loan Trust
1.482% due 12/25/2033		7	7
Residential Mortgage Loan Trust
2.482% due 09/25/2029		6	6
SMB Private Education Loan Trust
1.912% due 06/15/2027		400	404
SoFi Professional Loan Program LLC
3.020% due 02/25/2040		479	481
Symphony CLO LP
2.110% due 01/09/2023		181	181
Venture CLO Ltd.
1.609% due 11/14/2022		444	444
Vericrest Opportunity Loan Trust
3.375% due 10/25/2058		160	159
VOLT LLC
3.250% due 02/25/2055		252	252

Total Asset-Backed Securities (Cost $11,750)			11,791

SOVEREIGN ISSUES 3.1%
Japan Finance Organization for Municipalities
2.125% due 03/06/2019		1,000	999
Korea Water Resources Corp.
2.000% due 04/16/2018		400	400
Korea Western Power Co. Ltd.
3.125% due 05/10/2017 (f)		200	200

Total Sovereign Issues (Cost $1,598)			1,599

SHORT-TERM INSTRUMENTS 4.4%
REPURCHASE AGREEMENTS (e) 1.2%			625

ARGENTINA TREASURY BILLS 1.0%
2.850% due 05/26/2017 (b)(c)		$500	497

MEXICO TREASURY BILLS 2.2%
6.448% due 05/25/2017 (b)(c)	MXN	21,000	1,111

Total Short-Term Instruments (Cost $2,159)	2,233

Total Investments in Securities (Cost $98,558)	99,044

Total Investments 193.8% (Cost $98,558)	$99,044
Financial Derivative Instruments (g)(h) (0.2)% (Cost or Premiums, net $(33))	(95)
Other Assets and Liabilities, net (93.6)%	(47,832)

Net Assets 100.0%	$51,117

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	03/31/2017	04/03/2017	$625	U.S. Treasury Notes 1.625% due 12/31/2019 (2)	$(640)	$625	$625

Total Repurchase Agreements						$(640)	$625	$625

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	0.890%	01/18/2017	04/18/2017	$(211)	$(211)
	1.100	03/13/2017	04/12/2017	(310)	(310)
BPS	1.340	03/08/2017	04/10/2017	(3,103)	(3,106)
	1.340	03/14/2017	04/06/2017	(4,208)	(4,211)
	1.500	03/20/2017	04/18/2017	(946)	(947)
FOB	1.300	03/14/2017	04/06/2017	(474)	(474)
	1.350	03/07/2017	04/07/2017	(2,201)	(2,203)
	1.350	03/14/2017	04/06/2017	(1,660)	(1,661)
	1.350	03/16/2017	04/19/2017	(571)	(571)
	1.350	03/17/2017	04/21/2017	(384)	(384)
	1.350	03/20/2017	04/06/2017	(716)	(716)
	1.400	03/07/2017	04/07/2017	(977)	(978)
	1.400	03/09/2017	04/10/2017	(4,407)	(4,411)
	1.400	03/13/2017	04/18/2017	(2,181)	(2,183)
	1.400	03/15/2017	04/20/2017	(764)	(765)
	1.400	03/16/2017	04/06/2017	(1,906)	(1,907)
	1.400	03/16/2017	04/19/2017	(6,207)	(6,211)
	1.400	03/16/2017	04/21/2017	(1,142)	(1,143)
	1.400	03/17/2017	04/21/2017	(3,571)	(3,574)
	1.450	03/07/2017	04/07/2017	(553)	(554)
RDR	1.400	03/13/2017	04/12/2017	(3,533)	(3,536)
	1.400	03/14/2017	04/19/2017	(742)	(743)
	1.400	03/17/2017	04/19/2017	(2,695)	(2,697)

Total Reverse Repurchase Agreements					$(43,496)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions
BCY	0.900%	03/29/2017	04/05/2017	$(5,048)	$(5,049)

Total Sale-Buyback Transactions					$(5,049)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2017 was $(36,112) at a weighted average interest rate of 1.180%.

(f)	Securities with an aggregate market value of $51,042 have been pledged as collateral under the terms of master agreements as of March 31, 2017.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	Short	06/2019	74	$(35)	$0	$(6)
Australia Government 3-Year Note June Futures	Long	06/2017	71	33	4	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2018	146	(12)	0	(11)

Total Futures Contracts				$(14)	$4	$(19)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-28 5-Year Index	5.000%	06/20/2022	$5,000	$(372)	$(23)	$0	$(5)
CDX.IG-26 5-Year Index	1.000	06/20/2021	1,500	(31)	(13)	0	0

				$(403)	$(36)	$0	$(5)

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.750%	12/21/2026		$1,600	$85	$78	$0	$(3)
Pay	3-Month USD-LIBOR	1.350	12/28/2018		5,300	(2)	1	1	0
Pay(4)	3-Month USD-LIBOR	0.000	06/21/2020		61,000	(11)	(13)	2	0
Receive	3-Month USD-LIBOR	2.000	06/15/2021		7,800	(49)	16	0	(6)
Pay	3-Month USD-LIBOR	2.000	12/15/2021		66,000	245	(8)	59	0
Receive	3-Month USD-LIBOR	1.500	12/21/2021		5,300	110	(16)	0	(4)
Receive (4)	3-Month USD-LIBOR	2.000	12/15/2022		66,000	803	98	0	(73)
Receive (4)	3-Month USD-LIBOR	1.500	06/21/2027		8,100	700	(52)	0	(14)
Pay	28-Day MXN-TIIE	5.798	09/06/2021	MXN	60,700	(176)	(64)	6	0
Pay	28-Day MXN-TIIE	7.199	12/03/2021		48,700	1	38	5	0

						$1,706	$78	$73	$(100)

Total Swap Agreements						$1,303	$42	$73	$(105)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.

Cash of $1,040 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2017	EUR	1,585	$	1,681	$0	$(10)
	04/2017	MXN	1,793		87	0	(8)
	04/2017		$1,120	JPY	124,600	0	(1)
	05/2017	JPY	124,600	$	1,122	1	0
BPS	04/2017	GBP	130		160	0	(3)
	04/2017	JPY	124,600		1,112	0	(8)
	04/2017		$2,522	EUR	2,338	0	(27)
	05/2017	EUR	2,338	$	2,525	27	0
BRC	04/2017		$1,136	AUD	1,485	0	(1)
	05/2017	AUD	1,485	$	1,135	1	0
FBF	04/2017		$538	CAD	727	9	0
	04/2017		53	GBP	44	2	0
GLM	04/2017	CAD	3,723	$	2,825	26	(1)
	04/2017	EUR	216		228	0	(2)
	04/2017		$472	EUR	446	4	0
	05/2017	MXN	21,000	$	1,035	0	(78)
JPM	04/2017		$45	MXN	924	5	0
NAB	04/2017		2,238	CAD	2,996	15	0
	05/2017	CAD	2,996	$	2,239	0	(15)
SCX	04/2017	AUD	1,868		1,438	11	0
	04/2017	EUR	966		1,024	0	(7)
	04/2017		$294	AUD	383	0	(2)
SSB	04/2017	EUR	17	$	18	0	0
TOR	11/2017		200		231	15	0

Total Forward Foreign Currency Contracts						$116	$(163)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BPS	Put - OTC USD versus CAD	CAD	1.263	05/02/2017	$2,200	$0	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.670%	09/06/2017	$11,400	$17	$17

Total Purchased Options							$17	$17

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700%	09/06/2017	$4,700	$(18)	$(8)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	06/01/2017	10,500	(32)	(10)

							$(50)	$(18)

Total Written Options							$(50)	$(18)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$649	$0	$649
Corporate Bonds & Notes
Banking & Finance	0	34,159	0	34,159
Industrials	0	27,782	0	27,782
Utilities	0	10,047	0	10,047
U.S. Government Agencies	0	701	0	701
U.S. Treasury Obligations	0	6,220	0	6,220
Non-Agency Mortgage-Backed Securities	0	3,863	0	3,863
Asset-Backed Securities	0	11,791	0	11,791
Sovereign Issues	0	1,599	0	1,599
Short-Term Instruments
Repurchase Agreements	0	625	0	625
Mexico Treasury Bills	0	1,111	0	1,111
Argentina Treasury Bills	0	497	0	497

Total Investments	$0	$99,044	$0	$99,044

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	73	0	77
Over the counter	0	133	0	133
	$4	$206	$0	$210

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(19)	(105)	0	(124)
Over the counter	0	(181)	0	(181)

	$(19)	$(286)	$0	$(305)

Total Financial Derivative Instruments	$(15)	$(80)	$0	$(95)

Totals	$(15)	$98,964	$0	$98,949

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income SHares: Series M

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 184.8%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
AABS Ltd.
TBD% due 01/10/2038		$2,154	$2,149
Rise Ltd.
4.750% due 01/31/2021 (e)		596	593

Total Loan Participations and Assignments (Cost $2,747)			2,742

CORPORATE BONDS & NOTES 18.6%
BANKING & FINANCE 12.5%
AerCap Ireland Capital DAC
5.000% due 10/01/2021		15,800	16,928
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		34,800	35,252
Barclays Bank PLC
7.625% due 11/21/2022		5,200	5,697
7.750% due 04/10/2023		2,600	2,738
14.000% due 06/15/2019 (d)	GBP	3,500	5,377
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$35,000	35,153
BPCE S.A.
4.625% due 07/11/2024		14,300	14,239
CIT Group, Inc.
5.000% due 05/15/2018		100	101
Cooperatieve Rabobank UA
8.400% due 06/29/2017 (d)		11,700	11,885
Credit Suisse AG
6.500% due 08/08/2023		14,100	15,515
General Motors Financial Co., Inc.
3.200% due 07/13/2020		1,300	1,323
4.250% due 05/15/2023		9,630	9,960
Hospitality Properties Trust
5.000% due 08/15/2022		8,500	9,063
Intesa Sanpaolo SpA
6.500% due 02/24/2021		2,300	2,543
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,500	1,644
Santander Holdings USA, Inc.
3.700% due 03/28/2022		2,000	2,005
Springleaf Finance Corp.
6.500% due 09/15/2017		700	714

			170,137

INDUSTRIALS 4.1%
CNH Industrial Finance Europe S.A.
6.250% due 03/09/2018	EUR	1,000	1,127
CVS Pass-Through Trust
7.507% due 01/10/2032		$6,627	8,160
Domtar Corp.
6.750% due 02/15/2044		700	737
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		5,000	5,549
Georgia-Pacific LLC
8.000% due 01/15/2024		4,200	5,388
HCA, Inc.
6.500% due 02/15/2020		10,300	11,298
Petroleos Mexicanos
5.500% due 02/24/2025	EUR	13,000	15,660
Petroleum Co. of Trinidad & Tobago Ltd.
9.750% due 08/14/2019		$6,865	7,284
Viacom, Inc.
3.125% due 06/15/2022		500	495

			55,698

UTILITIES 2.0%
BG Energy Capital PLC
6.500% due 11/30/2072	GBP	2,000	2,598
6.500% due 11/30/2072		$4,000	4,112
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		15,500	16,426
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		143	79

Petrobras Global Finance BV
5.375% due 01/27/2021	3,800	3,923

		27,138

Total Corporate Bonds & Notes (Cost $256,754)		252,973

MUNICIPAL BONDS & NOTES 5.6%
CALIFORNIA 0.3%
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	3,500	4,403

ILLINOIS 0.1%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	900	1,062

OHIO 1.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	900	1,208
8.084% due 02/15/2050	7,600	11,725
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	3,110	2,963

		15,896

PENNSYLVANIA 0.7%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	600	729
State Public School Building Authority, Pennsylvania Revenue Bonds, Series 2011
5.426% due 09/15/2026	8,500	9,169

		9,898

VIRGINIA 1.2%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	19,105	16,065

WEST VIRGINIA 2.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	29,390	28,190

Total Municipal Bonds & Notes (Cost $67,195)		75,514

U.S. GOVERNMENT AGENCIES 64.7%
Fannie Mae
1.182% due 10/27/2037	14	14
1.432% due 08/25/2021	5	5
2.459% due 06/01/2020	4	4
2.475% due 11/01/2032	13	13
2.498% due 10/01/2032	13	14
2.500% due 05/01/2017	1	1
2.577% due 05/01/2028	27	28
2.595% due 09/01/2027	44	45
2.660% due 05/01/2033	84	89
2.755% due 01/01/2033	38	40
2.758% due 01/01/2018	1	1
2.773% due 05/01/2018	4	4
2.965% due 09/01/2032	8	9
3.000% due 01/01/2046	355	352
3.175% due 10/01/2034	46	46
3.217% due 12/01/2034	74	78
3.693% due 03/25/2041	15	16
3.954% due 05/25/2042	14	15
4.000% due 11/25/2019 - 12/01/2044	141	144
6.000% due 08/01/2022 - 12/01/2023	79	83
6.500% due 01/01/2025 - 12/01/2028	44	49
7.000% due 11/01/2038	76	84
7.010% due 08/01/2022	15	15
11.000% due 07/15/2020	8	9
Fannie Mae, TBA
3.000% due 04/01/2047 - 05/01/2047	299,000	296,059
3.500% due 05/01/2032 - 05/01/2047	188,000	192,074
4.000% due 04/01/2047 - 05/01/2047	234,945	246,143
4.500% due 05/01/2047	129,000	138,131
Freddie Mac
1.362% due 08/15/2029 - 12/15/2031	43	42
1.412% due 09/15/2030	5	5
1.462% due 03/15/2032	6	6
1.562% due 03/15/2020 - 02/15/2024	227	233
2.062% due 09/15/2022	22	22
2.262% due 08/15/2023	6	6
2.497% due 08/01/2032	66	67

2.679% due 08/01/2029	14	14
2.750% due 10/01/2032	54	57
2.785% due 01/01/2032	81	83
2.820% due 02/01/2029	60	63
2.895% due 02/01/2033	44	46
2.973% due 01/01/2033	2	2
3.000% due 10/01/2032	55	56
3.100% due 08/01/2032	6	6
3.143% due 07/01/2032	6	6
4.500% due 05/15/2018	2	2
6.000% due 12/15/2028	282	321
6.500% due 12/15/2023	5	5
7.000% due 04/01/2029 - 06/01/2030	17	19
7.500% due 08/15/2030	43	50
Ginnie Mae
1.328% due 06/20/2032	12	13
2.000% due 03/20/2017 - 03/20/2032	241	247
2.125% due 08/20/2017 - 06/20/2032	216	224
2.250% due 11/20/2023 - 10/20/2027	55	56
2.500% due 05/20/2018 - 09/20/2021	6	6
2.625% due 06/20/2022	22	22
3.000% due 04/20/2019 - 08/20/2025	49	49
6.500% due 05/15/2023 - 12/15/2023	1	1
NCUA Guaranteed Notes
1.432% due 10/07/2020	1,743	1,745
Vendee Mortgage Trust
6.500% due 09/15/2024	465	508

Total U.S. Government Agencies (Cost $871,144)		877,547

U.S. TREASURY OBLIGATIONS 29.2%
U.S. Treasury Notes
1.125% due 08/31/2021 (g)(i)(k)	195,250	189,175
1.875% due 01/31/2022 (g)	165,100	164,745
1.875% due 02/28/2022	42,500	42,410

Total U.S. Treasury Obligations (Cost $401,703)		396,330

NON-AGENCY MORTGAGE-BACKED SECURITIES 23.5%
Adjustable Rate Mortgage Trust
3.104% due 01/25/2036 ^	96	89
3.192% due 11/25/2035 ^	239	203
3.274% due 11/25/2035 ^	308	278
3.502% due 02/25/2036	212	185
American Home Mortgage Assets Trust
1.172% due 09/25/2046 ^	944	778
1.192% due 10/25/2046	755	504
1.558% due 11/25/2046	686	355
American Home Mortgage Investment Trust
1.562% due 02/25/2045	73	72
Banc of America Alternative Loan Trust
6.000% due 07/25/2046 ^	220	191
14.780% due 09/25/2035 ^	189	221
Banc of America Funding Trust
1.168% due 10/20/2036	219	189
1.192% due 04/25/2037 ^	181	130
1.278% due 05/20/2047	116	102
1.382% due 05/25/2037 ^	164	130
3.080% due 02/20/2036	644	638
3.254% due 09/20/2047 ^	295	224
3.308% due 09/20/2046 ^	171	140
3.581% due 04/20/2035 ^	217	162
5.500% due 03/25/2036 ^	33	31
Banc of America Mortgage Trust
3.207% due 07/25/2035 ^	47	44
3.252% due 05/25/2035 ^	1,363	1,306
3.327% due 02/25/2033	1	1
3.593% due 02/25/2034	385	381
5.500% due 09/25/2035 ^	729	692
5.500% due 05/25/2037 ^	203	163
BCAP LLC Trust
0.938% due 03/26/2037	15	15
0.981% due 07/26/2036	253	242
0.988% due 05/26/2047	136	134
1.132% due 05/25/2047 ^	129	105
1.202% due 05/25/2047 ^	830	682
1.278% due 05/26/2035	76	72
1.446% due 11/26/2035	59	59
1.454% due 11/26/2046	279	270
1.632% due 09/25/2047	200	177
2.182% due 10/25/2047	21,780	19,537
2.543% due 10/26/2035	91	91
3.072% due 07/26/2036	146	146
3.111% due 07/26/2036	360	339
3.113% due 06/26/2035	229	227
3.115% due 02/26/2035	102	100

3.224% due 01/26/2034	65	64
3.297% due 07/26/2036	59	49
3.377% due 03/27/2037	430	310
3.484% due 03/26/2037	220	184
3.586% due 07/26/2036	179	179
4.000% due 02/26/2037	119	119
7.840% due 10/26/2036	396	383
BCRR Trust
5.949% due 08/17/2045	298	297
Bear Stearns Adjustable Rate Mortgage Trust
2.820% due 08/25/2035	3,459	3,450
2.830% due 10/25/2035	1,079	1,043
3.112% due 06/25/2035 ^	55	50
3.113% due 10/25/2035	174	173
3.191% due 05/25/2034	61	60
3.192% due 08/25/2035	98	88
3.288% due 02/25/2036 ^	208	177
3.290% due 11/25/2034	133	129
3.292% due 01/25/2035	27	27
3.362% due 01/25/2034	117	117
3.431% due 12/25/2046 ^	1,546	1,424
3.433% due 05/25/2047 ^	409	387
3.466% due 03/25/2035	90	88
3.495% due 02/25/2034	103	102
3.636% due 03/25/2035	1,481	1,496
Bear Stearns ALT-A Trust
1.422% due 04/25/2036	231	219
3.045% due 02/25/2036 ^	57	45
3.140% due 08/25/2036 ^	375	264
3.182% due 02/25/2036 ^	559	470
3.230% due 01/25/2036	8,277	7,442
3.254% due 05/25/2036 ^	802	561
3.258% due 06/25/2034	4,262	4,025
3.404% due 05/25/2035	92	89
3.404% due 11/25/2036 ^	162	147
4.768% due 07/25/2035 ^	841	672
Bear Stearns Asset-Backed Securities Trust
20.267% due 03/25/2036 ^	203	206
Bear Stearns Mortgage Funding Trust
1.172% due 01/25/2037	153	128
Bear Stearns Mortgage Securities, Inc.
6.283% due 03/25/2031	7	7
Bear Stearns Structured Products, Inc. Trust
3.504% due 01/26/2036	1,276	1,168
Chase Mortgage Finance Trust
3.175% due 09/25/2036 ^	2,532	2,263
3.178% due 03/25/2037 ^	142	133
3.330% due 03/25/2037 ^	78	73
6.000% due 05/25/2037	174	139
ChaseFlex Trust
1.282% due 07/25/2037	312	247
4.301% due 08/25/2037 ^	57	48
5.000% due 07/25/2037 ^	168	149
Citigroup Commercial Mortgage Trust
5.858% due 07/17/2040	2,849	2,849
Citigroup Mortgage Loan Trust, Inc.
1.202% due 01/25/2037	6,523	5,816
2.860% due 09/25/2037	200	194
2.902% due 10/25/2046	332	289
2.930% due 10/25/2035	266	267
2.990% due 11/25/2035	184	177
3.044% due 08/25/2035	2,057	2,027
3.067% due 08/25/2035	56	55
3.327% due 12/25/2035 ^	159	112
3.365% due 09/25/2037 ^	951	819
3.484% due 03/25/2037 ^	151	131
5.500% due 12/25/2035	267	222
6.250% due 11/25/2037	150	127
CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037 ^	226	201
Community Program Loan Trust
4.500% due 04/01/2029	237	236
Countrywide Alternative Loan Resecuritization Trust
4.012% due 03/25/2047	164	158
6.000% due 08/25/2037 ^	194	153
Countrywide Alternative Loan Trust
1.122% due 08/25/2037	1,110	922
1.142% due 12/25/2046 ^	143	138
1.152% due 11/25/2036	1,186	1,083
1.152% due 01/25/2037 ^	229	213
1.157% due 11/25/2036	11,259	9,177
1.158% due 02/20/2047 ^	1,989	1,451
1.162% due 11/25/2036	170	153
1.162% due 05/25/2047	1,667	1,426
1.172% due 07/25/2046 ^	174	172
1.172% due 09/25/2046 ^	690	538

1.172% due 10/25/2046		143	141
1.188% due 07/20/2046 ^		70	39
1.202% due 05/25/2035		2,884	2,368
1.242% due 07/25/2035		199	172
1.252% due 05/25/2036 ^		8	23
1.292% due 08/25/2035 ^		288	228
1.292% due 10/25/2035		171	151
1.482% due 05/25/2035 ^		4,524	3,697
1.482% due 06/25/2035		185	167
1.502% due 12/25/2035		1,557	1,300
1.638% due 02/25/2036		694	620
1.712% due 11/25/2035		1,556	1,340
1.762% due 09/25/2034		34	34
2.018% due 11/25/2047 ^		5,175	4,040
2.762% due 05/25/2036		86	63
3.015% due 08/25/2035		324	267
3.174% due 11/25/2035 ^		160	129
4.165% due 06/25/2047		258	229
5.500% due 11/25/2035		163	129
5.500% due 02/25/2036 ^		111	97
5.750% due 03/25/2037 ^		204	176
5.750% due 07/25/2037 ^		31	27
5.750% due 04/25/2047 ^		193	165
6.000% due 12/25/2034		120	118
6.000% due 03/25/2036 ^		318	262
6.000% due 08/25/2036 ^		461	405
6.000% due 02/25/2037 ^		687	473
6.000% due 04/25/2037		126	108
6.000% due 05/25/2037 ^		603	447
6.000% due 08/25/2037 ^		636	526
6.250% due 11/25/2036 ^		132	116
6.500% due 05/25/2036 ^		2,377	1,819
6.500% due 12/25/2036 ^		102	74
6.500% due 08/25/2037 ^		465	291
17.100% due 07/25/2035		69	82
Countrywide Asset-Backed Certificates
1.278% due 03/25/2036		10,167	8,687
Countrywide Home Loan Mortgage Pass-Through Trust
1.282% due 04/25/2046 ^		51	44
1.322% due 03/25/2036		552	336
1.442% due 05/25/2035		120	100
1.522% due 02/25/2035		25	24
1.602% due 03/25/2035		493	412
1.622% due 03/25/2035		734	666
1.722% due 02/25/2035		562	466
1.762% due 02/25/2035		476	396
2.360% due 04/25/2035 ^		233	41
2.942% due 05/20/2036		100	90
3.016% due 06/25/2034		1,364	1,342
3.023% due 10/20/2035		101	89
3.048% due 05/20/2036 ^		243	204
3.052% due 02/20/2036		474	369
3.097% due 11/25/2034		147	144
3.105% due 08/25/2034		11,726	11,424
3.121% due 11/25/2037		391	338
3.232% due 08/25/2034 ^		104	95
3.309% due 02/20/2036 ^		68	61
3.315% due 01/25/2036 ^		186	168
5.500% due 07/25/2037 ^		522	434
5.750% due 12/25/2035 ^		165	146
6.000% due 02/25/2037 ^		579	510
6.000% due 03/25/2037 ^		206	181
6.000% due 07/25/2037		325	262
6.500% due 11/25/2036 ^		1,336	1,111
Countrywide Home Loan Reperforming REMIC Trust
6.000% due 03/25/2035 ^		126	123
Credit Suisse Commercial Mortgage Trust
1.018% due 05/27/2037		100	98
Credit Suisse First Boston Mortgage Securities Corp.
1.423% due 03/25/2032		7	6
2.132% due 09/25/2034 ^		126	117
Credit Suisse Mortgage Capital Certificates
1.108% due 12/27/2035		211	205
3.216% due 04/26/2038		1,703	1,682
3.265% due 04/28/2037		528	419
3.491% due 08/28/2036		101	100
Deutsche ALT-A Securities, Inc.
1.142% due 01/25/2047		126	105
1.172% due 08/25/2047		590	528
1.282% due 04/25/2037		501	305
Deutsche Mortgage & Asset Receiving Corp.
0.662% due 11/27/2036		500	492
Downey Savings & Loan Association Mortgage Loan Trust
1.298% due 07/19/2045 ^		29	4
Eurosail PLC
1.294% due 06/13/2045	GBP	6,471	7,741

First Horizon Alternative Mortgage Securities Trust
3.066% due 01/25/2036 ^	$501	397
3.077% due 04/25/2036 ^	264	234
First Horizon Mortgage Pass-Through Trust
2.939% due 11/25/2037 ^	117	105
6.250% due 11/25/2036	657	619
GMAC Mortgage Corp. Loan Trust
3.617% due 11/19/2035	207	189
GreenPoint Mortgage Funding Trust
1.182% due 12/25/2046 ^	348	258
GS Mortgage Securities Trust
3.602% due 10/10/2049	5,000	4,851
GSC Capital Corp. Mortgage Trust
0.958% due 05/25/2036 ^	213	167
GSR Mortgage Loan Trust
3.077% due 09/25/2035	216	217
3.087% due 09/25/2035	471	488
3.303% due 09/25/2034	141	136
3.435% due 11/25/2035	209	184
3.577% due 04/25/2035	102	99
3.599% due 04/25/2035	69	69
HarborView Mortgage Loan Trust
1.168% due 01/19/2038	61	53
1.228% due 01/19/2036	187	124
1.228% due 01/19/2038 ^	94	37
1.418% due 05/19/2035	3,995	3,688
1.658% due 01/19/2035	69	62
1.883% due 07/19/2045	73	68
3.068% due 12/19/2035 ^	202	163
3.438% due 12/19/2035 ^	122	106
HomeBanc Mortgage Trust
1.162% due 12/25/2036	156	140
Impac Secured Assets Trust
1.132% due 11/25/2036	1,513	1,278
1.152% due 01/25/2037	274	253
IndyMac Mortgage Loan Trust
1.162% due 07/25/2047	535	357
1.172% due 09/25/2046	189	163
1.262% due 03/25/2035	396	350
1.282% due 11/25/2035 ^	273	160
2.688% due 06/25/2037 ^	159	138
3.024% due 06/25/2036	2,073	1,965
3.112% due 08/25/2036	3,490	3,342
3.115% due 06/25/2036	7,035	5,918
3.158% due 08/25/2035	1,354	1,131
3.169% due 11/25/2035 ^	211	177
3.223% due 09/25/2035 ^	140	126
3.260% due 10/25/2035	1,205	994
3.432% due 06/25/2035 ^	123	109
JPMorgan Alternative Loan Trust
1.132% due 03/25/2037	36	36
1.142% due 10/25/2036	10,364	9,302
1.278% due 06/27/2037	5,376	4,308
3.013% due 12/25/2036	61	58
JPMorgan Mortgage Trust
2.979% due 11/25/2035	120	113
3.078% due 11/25/2035	117	112
3.192% due 01/25/2037 ^	35	32
3.229% due 07/25/2035	568	565
3.249% due 04/25/2035	42	42
3.284% due 09/25/2034	335	333
3.367% due 04/25/2035	55	55
3.420% due 07/25/2035	732	735
4.501% due 06/25/2037 ^	292	259
6.000% due 01/25/2036 ^	185	156
JPMorgan Resecuritization Trust
3.137% due 05/27/2037	5,304	5,175
Lavender Trust
6.250% due 10/26/2036	331	262
Lehman Mortgage Trust
5.295% due 01/25/2036 ^	260	241
5.449% due 12/25/2035	304	207
6.000% due 07/25/2036 ^	117	94
Lehman XS Trust
1.182% due 08/25/2046 ^	108	84
1.212% due 04/25/2046 ^	87	80
1.222% due 11/25/2046 ^	64	20
1.252% due 02/25/2036	10,630	9,465
Luminent Mortgage Trust
0.948% due 12/25/2036	1,028	886
1.182% due 10/25/2046	328	283
MASTR Adjustable Rate Mortgages Trust
1.222% due 05/25/2037	167	105
MASTR Reperforming Loan Trust
7.000% due 05/25/2035	1,324	1,307
8.000% due 07/25/2035	1,153	1,198

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.610% due 10/20/2029	62	62
Merrill Lynch Alternative Note Asset Trust
0.958% due 04/25/2037	644	633
1.142% due 01/25/2037	160	70
1.282% due 03/25/2037	1,105	477
6.000% due 05/25/2037 ^	238	216
Merrill Lynch Mortgage Investors Trust
1.442% due 04/25/2029	78	75
1.642% due 09/25/2029	67	66
1.642% due 11/25/2029	91	89
2.316% due 07/25/2029	83	80
2.543% due 10/25/2035	376	376
2.960% due 02/25/2036	67	67
3.020% due 11/25/2035	149	149
6.250% due 10/25/2036	3,179	2,594
Morgan Stanley Dean Witter Capital, Inc. Trust
2.535% due 03/25/2033	104	96
Morgan Stanley Mortgage Loan Trust
1.262% due 11/25/2035	84	82
1.302% due 01/25/2035	65	60
2.986% due 06/25/2036	168	164
3.310% due 07/25/2035	5,571	4,993
6.000% due 10/25/2037 ^	110	93
Morgan Stanley Re-REMIC Trust
1.315% due 02/26/2037	319	258
1.353% due 03/26/2037	175	122
5.500% due 10/26/2035	10,830	9,009
5.500% due 08/26/2047	31	31
Morgan Stanley Resecuritization Trust
1.088% due 01/26/2051	403	386
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^	612	567
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.555% due 02/25/2036 ^	819	684
RBSSP Resecuritization Trust
1.028% due 02/26/2037	1,731	1,642
1.098% due 03/26/2037	2,562	2,535
3.277% due 10/26/2035	5,453	5,522
Residential Accredit Loans, Inc. Trust
1.152% due 12/25/2036	533	429
1.182% due 05/25/2047	208	189
1.192% due 06/25/2037	180	147
1.232% due 08/25/2037	573	492
1.282% due 01/25/2035	106	105
1.282% due 08/25/2035	228	183
1.382% due 10/25/2045	179	154
3.745% due 02/25/2035 ^	443	360
4.797% due 02/25/2036 ^	165	135
8.000% due 04/25/2036 ^	209	196
Residential Asset Securitization Trust
6.000% due 06/25/2036	241	171
6.000% due 11/25/2036 ^	160	110
6.000% due 03/25/2037 ^	144	94
6.250% due 11/25/2036	109	78
6.500% due 04/25/2037 ^	1,399	838
Residential Funding Mortgage Securities, Inc. Trust
4.251% due 03/25/2035 ^	1,528	1,254
6.000% due 09/25/2036 ^	333	310
Structured Adjustable Rate Mortgage Loan Trust
1.302% due 10/25/2035	2,077	1,758
1.717% due 06/25/2034	608	563
2.062% due 05/25/2035 ^	676	513
3.093% due 09/25/2036 ^	5,653	4,183
3.157% due 06/25/2036 ^	71	67
3.232% due 10/25/2034	89	90
3.306% due 10/25/2036 ^	232	171
3.307% due 02/25/2036 ^	413	332
4.033% due 07/25/2037 ^	8	7
Structured Asset Mortgage Investments Trust
1.112% due 03/25/2037	269	195
1.162% due 09/25/2047	115	103
1.172% due 06/25/2036	13,521	11,416
1.172% due 07/25/2046 ^	796	661
1.172% due 09/25/2047	1,280	1,094
1.182% due 05/25/2036	1,252	1,069
1.192% due 09/25/2047 ^	2,148	1,731
1.202% due 05/25/2046	1,205	695
1.242% due 05/25/2046 ^	35	25
1.678% due 03/19/2034	546	519
1.678% due 02/19/2035	234	225
1.718% due 12/19/2033	505	488
2.076% due 02/25/2036 ^	868	792
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.893% due 02/25/2032	2	2
3.084% due 01/25/2032	4	4

3.227% due 02/25/2034	116	116
3.579% due 08/25/2032	80	80
Structured Asset Securities Corp. Trust
1.332% due 02/25/2035	46	44
Suntrust Adjustable Rate Mortgage Loan Trust
3.482% due 02/25/2037 ^	582	495
SunTrust Alternative Loan Trust
6.000% due 12/25/2035	820	798
Thornburg Mortgage Securities Trust
1.622% due 09/25/2043	414	401
1.722% due 09/25/2044	60	56
2.860% due 09/25/2037	148	148
Wachovia Mortgage Loan Trust LLC
3.176% due 10/20/2035	111	98
WaMu Mortgage Pass-Through Certificates Trust
1.252% due 12/25/2045	12	11
1.372% due 10/25/2044	1,559	1,516
1.388% due 06/25/2047 ^	164	56
1.392% due 11/25/2045	328	293
1.424% due 07/25/2047	21,954	19,121
1.622% due 01/25/2045	356	337
1.638% due 08/25/2046	2,356	2,087
1.722% due 11/25/2034	317	302
1.838% due 11/25/2042	37	35
1.962% due 11/25/2034	872	835
2.116% due 11/25/2046	348	316
2.682% due 08/25/2033	516	522
2.705% due 12/25/2036 ^	213	198
2.770% due 12/25/2036 ^	2,021	1,918
2.785% due 08/25/2036 ^	188	177
Washington Mutual Mortgage Pass-Through Certificates Trust
1.338% due 04/25/2047	574	416
1.408% due 04/25/2047	839	599
1.432% due 05/25/2035 ^	602	449
4.411% due 09/25/2036 ^	183	97
Wells Fargo Alternative Loan Trust
3.193% due 07/25/2037 ^	104	89
Wells Fargo Mortgage-Backed Securities Trust
1.482% due 07/25/2037 ^	165	141
3.005% due 08/25/2034	187	191
3.044% due 06/25/2035	3,831	3,839
3.045% due 10/25/2036 ^	96	92
3.058% due 05/25/2035	26	26
3.074% due 10/25/2036 ^	935	895
3.077% due 01/25/2035	572	573
3.089% due 03/25/2036	1,109	1,116
3.106% due 07/25/2036 ^	2,259	2,181
3.153% due 03/25/2035	1,915	1,920
3.255% due 03/25/2036 ^	167	165
6.000% due 06/25/2037 ^	193	189

Total Non-Agency Mortgage-Backed Securities (Cost $312,984)		318,302

ASSET-BACKED SECURITIES 40.4%
Aames Mortgage Investment Trust
1.762% due 10/25/2035	200	181
2.182% due 06/25/2035	700	649
ACAS CLO Ltd.
2.165% due 01/15/2027	14,000	14,000
Accredited Mortgage Loan Trust
1.112% due 02/25/2037	1,935	1,902
1.242% due 09/25/2036	1,100	1,017
1.260% due 09/25/2035	200	177
ACE Securities Corp. Home Equity Loan Trust
1.092% due 12/25/2036	369	157
1.122% due 07/25/2036	328	226
1.137% due 08/25/2036	839	763
1.142% due 05/25/2036	58	57
1.282% due 02/25/2036	181	172
1.392% due 12/25/2035	2,000	1,650
1.452% due 10/25/2035	1,800	1,708
1.602% due 02/25/2036 ^	179	158
1.642% due 11/25/2035	200	183
1.882% due 12/25/2034	190	177
1.957% due 06/25/2034	172	162
1.957% due 07/25/2035	100	89
Aegis Asset-Backed Securities Trust
1.412% due 12/25/2035	200	152
1.462% due 06/25/2035	200	156
1.682% due 03/25/2035	300	265
1.982% due 03/25/2035 ^	152	142
Ameriquest Mortgage Securities Trust
1.372% due 03/25/2036	400	389
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.432% due 07/25/2035	800	770
1.432% due 01/25/2036	300	293

1.452% due 11/25/2035	200	176
1.502% due 09/25/2035	10,000	9,008
1.582% due 08/25/2035	444	442
1.587% due 11/25/2034	2	2
2.092% due 03/25/2035	200	183
Amortizing Residential Collateral Trust
1.562% due 07/25/2032	73	70
1.982% due 10/25/2034	255	246
Ares Enhanced Loan Investment Strategy IR Ltd.
2.443% due 07/23/2025	9,700	9,744
Argent Securities Trust
1.132% due 09/25/2036	956	407
1.172% due 03/25/2036	384	207
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.212% due 01/25/2036	122	102
1.302% due 01/25/2036	4,933	4,156
Asset-Backed Funding Certificates Trust
1.092% due 01/25/2037	555	370
1.122% due 11/25/2036	13,832	9,661
1.142% due 01/25/2037	350	235
1.202% due 01/25/2037	210	142
1.602% due 04/25/2034	468	464
1.657% due 06/25/2035	304	298
1.982% due 06/25/2037	272	214
Asset-Backed Securities Corp. Home Equity Loan Trust
1.432% due 11/25/2035	300	282
1.882% due 06/25/2035	200	178
2.182% due 06/25/2034	200	175
2.857% due 09/25/2034	1,433	1,387
3.912% due 08/15/2033	42	40
Avery Point CLO Ltd.
0.000% due 04/25/2026 (a)	5,600	5,600
Babson CLO Ltd.
0.000% due 10/17/2026 (a)	15,000	15,019
Basic Asset-Backed Securities Trust
1.292% due 04/25/2036	200	192
Bayview Financial Asset Trust
1.382% due 12/25/2039	290	289
Bear Stearns Asset-Backed Securities Trust
1.092% due 04/25/2031	123	131
1.132% due 06/25/2036	245	238
1.152% due 05/25/2036 ^	265	267
1.162% due 06/25/2047	89	87
1.172% due 05/25/2037	247	243
1.182% due 12/25/2036	417	400
1.212% due 02/25/2037	11,884	7,665
1.252% due 06/25/2036	200	186
1.382% due 09/25/2046	262	229
1.412% due 12/25/2035	500	479
1.432% due 08/25/2036	400	359
1.482% due 12/25/2035	300	287
1.532% due 06/25/2036	300	286
1.682% due 11/25/2035 ^	217	193
1.942% due 04/25/2035	125	124
2.162% due 06/25/2043	1,496	1,473
2.232% due 08/25/2037	173	167
2.369% due 10/25/2036	72	52
3.041% due 07/25/2036	424	403
Carrington Mortgage Loan Trust
1.202% due 01/25/2037	1,200	825
1.242% due 02/25/2037	1,400	1,102
2.032% due 05/25/2035	300	241
Cendant Mortgage Corp.
6.000% due 07/25/2043	26	26
Cent CLO Ltd.
2.369% due 10/29/2025	9,050	9,060
CIFC Funding Ltd.
2.063% due 10/24/2025	15,000	14,984
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
1.912% due 05/25/2035	200	188
Citigroup Mortgage Loan Trust, Inc.
1.122% due 12/25/2036	731	706
1.152% due 05/25/2037	20,816	16,390
1.242% due 01/25/2037	300	270
1.382% due 11/25/2046	307	275
1.392% due 10/25/2035	1,700	1,638
1.432% due 11/25/2045	300	296
1.602% due 12/25/2035	389	382
1.702% due 09/25/2035 ^	186	185
1.717% due 09/25/2035 ^	500	480
6.351% due 05/25/2036 ^	195	117
Conseco Financial Corp.
6.810% due 12/01/2028	737	773
6.870% due 04/01/2030	338	364
7.060% due 02/01/2031	787	802

Countrywide Asset-Backed Certificates
1.018% due 12/25/2031 ^		651	488
1.122% due 06/25/2035		1,766	1,400
1.122% due 02/25/2037		28	28
1.122% due 07/25/2037 ^		5,136	4,448
1.132% due 07/25/2036		478	479
1.132% due 01/25/2037		6,918	6,579
1.132% due 05/25/2037		725	691
1.142% due 01/25/2034		96	93
1.142% due 05/25/2036		791	637
1.142% due 03/25/2037		213	207
1.152% due 03/25/2037		388	357
1.152% due 05/25/2037		266	261
1.152% due 06/25/2047		327	322
1.162% due 06/25/2047		590	569
1.172% due 06/25/2047		305	296
1.202% due 09/25/2037 ^		271	224
1.202% due 09/25/2047		2,308	2,067
1.212% due 10/25/2047		533	511
1.232% due 01/25/2046		4,344	3,440
1.232% due 06/25/2047		243	199
1.282% due 07/25/2036		294	284
1.332% due 04/25/2036		100	99
1.382% due 06/25/2036		300	256
1.432% due 03/25/2036		100	87
1.432% due 03/25/2047 ^		141	82
1.472% due 02/25/2036		200	187
1.642% due 12/25/2035		300	292
1.752% due 11/25/2035		52	52
1.957% due 02/25/2034		88	83
2.032% due 08/25/2035		100	93
2.482% due 02/25/2035		300	284
Countrywide Asset-Backed Certificates Trust
1.112% due 04/25/2046		7,152	5,835
1.122% due 02/25/2037		12,090	10,428
1.132% due 09/25/2046		6,880	6,639
1.132% due 10/25/2046 ^		3,925	3,863
1.132% due 03/25/2047		235	221
1.442% due 05/25/2036		600	561
1.512% due 02/25/2036		200	181
1.602% due 08/25/2035		153	152
1.702% due 07/25/2034		204	195
1.712% due 07/25/2035		400	373
1.782% due 08/25/2047		985	950
1.882% due 10/25/2034		105	101
2.332% due 04/25/2035		200	196
Credit-Based Asset Servicing and Securitization LLC
0.898% due 07/25/2037		16	10
1.202% due 07/25/2037		347	223
1.552% due 07/25/2036		300	291
1.882% due 11/25/2033		222	218
1.927% due 04/25/2036		80	71
3.776% due 06/25/2035 ^		24	24
CVC Cordatus Loan Fund Ltd.
0.870% due 07/15/2027	EUR	1,200	1,288
CVP Cascade CLO Ltd.
0.000% due 01/16/2026 (a)		$11,500	11,526
Delta Funding Home Equity Loan Trust
1.552% due 08/15/2030		66	59
EMC Mortgage Loan Trust
1.518% due 05/25/2040		13	12
First Franklin Mortgage Loan Trust
1.122% due 12/25/2036		352	222
1.132% due 07/25/2036		102	99
1.142% due 04/25/2036		306	280
1.222% due 04/25/2036		400	291
1.222% due 08/25/2036		367	262
1.342% due 10/25/2035		171	163
1.342% due 11/25/2035		200	165
1.472% due 09/25/2035		162	159
1.492% due 09/25/2035		35	35
1.657% due 06/25/2036		240	234
1.792% due 04/25/2035		617	594
1.852% due 09/25/2034		422	407
1.927% due 03/25/2035		100	87
2.182% due 01/25/2035		122	107
2.407% due 10/25/2034		948	841
First NLC Trust
1.052% due 08/25/2037		67	38
1.442% due 05/25/2035		1,073	937
First Plus Home Loan Owners Trust
7.320% due 11/10/2023 ^		6	5
Flatiron CLO Ltd.
2.247% due 10/25/2024		10,287	10,286
Fremont Home Loan Trust
1.132% due 01/25/2037		300	163

1.142% due 08/25/2036	239	102
1.152% due 02/25/2036	72	64
1.152% due 02/25/2037	1,032	591
1.252% due 02/25/2036	300	210
1.252% due 04/25/2036	3,000	1,788
1.472% due 07/25/2035	100	92
1.772% due 12/25/2029	10	9
GE-WMC Asset-Backed Pass-Through Certificates
1.232% due 12/25/2035	3,184	3,061
GSAA Home Equity Trust
1.102% due 04/25/2047	337	294
GSAMP Trust
1.072% due 01/25/2037	3,481	2,190
1.102% due 12/25/2036	1,134	630
1.132% due 06/25/2036	341	336
1.132% due 09/25/2036	398	187
1.132% due 12/25/2046	739	462
1.142% due 05/25/2046	49	46
1.182% due 11/25/2036	218	131
1.212% due 12/25/2046	222	140
1.222% due 12/25/2035	148	145
1.222% due 06/25/2036	339	222
1.252% due 04/25/2036	400	246
2.632% due 10/25/2034	87	82
Hildene CLO Ltd.
0.000% due 01/17/2026 (a)	5,600	5,600
0.000% due 07/19/2026 (a)	3,100	3,100
Home Equity Asset Trust
2.077% due 05/25/2035	200	183
Home Equity Loan Trust
1.212% due 04/25/2037	800	615
1.322% due 04/25/2037	500	305
HSI Asset Securitization Corp. Trust
1.092% due 12/25/2036	270	116
1.152% due 12/25/2036	1,231	529
1.202% due 12/25/2036	821	357
1.372% due 11/25/2035	300	253
ICG US CLO Ltd.
0.000% due 10/15/2026 (a)	8,500	8,539
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.122% due 11/25/2036	559	459
1.142% due 11/25/2036	466	350
1.302% due 04/25/2037	421	331
IXIS Real Estate Capital Trust
1.612% due 02/25/2036	500	464
JPMorgan Mortgage Acquisition Corp.
1.162% due 02/25/2036	297	294
1.212% due 05/25/2035	352	346
JPMorgan Mortgage Acquisition Trust
1.142% due 01/25/2036	187	181
1.142% due 05/25/2036	338	334
1.142% due 06/25/2036	183	179
1.142% due 01/25/2037	514	509
1.152% due 04/25/2036	640	623
1.242% due 03/25/2037	300	256
1.242% due 06/25/2037	300	275
1.252% due 04/25/2036	300	272
1.252% due 05/25/2036	700	652
1.252% due 07/25/2036	200	159
1.262% due 01/25/2037	200	169
6.337% due 08/25/2036 ^	164	116
Lehman ABS Mortgage Loan Trust
1.072% due 06/25/2037	295	187
1.182% due 06/25/2037	238	154
Lehman XS Trust
1.132% due 04/25/2037 ^	687	543
1.152% due 02/25/2037 ^	1,951	1,172
Lendmark Funding Trust
3.260% due 04/21/2025	2,600	2,590
Long Beach Mortgage Loan Trust
1.362% due 08/25/2045	186	176
1.542% due 07/25/2031	270	262
1.627% due 11/25/2035	600	552
2.032% due 06/25/2035	500	435
2.257% due 02/25/2035	12,750	11,144
2.407% due 03/25/2032	333	324
MASTR Asset-Backed Securities Trust
1.092% due 08/25/2036	210	114
1.132% due 08/25/2036	346	190
1.162% due 02/25/2036	462	253
1.222% due 06/25/2036	202	111
1.222% due 08/25/2036	208	116
1.282% due 01/25/2036	238	235
1.362% due 01/25/2036	300	256
1.482% due 10/25/2035 ^	365	317
1.482% due 11/25/2035	13,093	8,978

1.732% due 12/25/2034 ^	78	76
Meritage Mortgage Loan Trust
1.732% due 11/25/2035	209	206
Merrill Lynch Mortgage Investors Trust
1.222% due 08/25/2037	1,135	684
1.292% due 08/25/2036	300	293
1.432% due 02/25/2047	1,387	841
1.462% due 05/25/2036	355	331
MESA Trust
1.782% due 12/25/2031	714	671
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	799	871
Morgan Stanley ABS Capital, Inc. Trust
1.052% due 10/25/2036	107	60
1.092% due 10/25/2036	872	529
1.122% due 10/25/2036	160	90
1.122% due 11/25/2036	294	183
1.132% due 06/25/2036	465	343
1.132% due 09/25/2036	431	214
1.132% due 10/25/2036	256	156
1.132% due 11/25/2036	1,565	973
1.162% due 03/25/2037	469	250
1.182% due 02/25/2037	163	98
1.202% due 11/25/2036	1,765	1,109
1.232% due 03/25/2037	469	252
1.292% due 12/25/2035	446	410
1.882% due 05/25/2034	130	123
1.912% due 03/25/2035	300	296
1.972% due 06/25/2035	400	376
2.032% due 04/25/2035	200	151
2.232% due 07/25/2037	400	300
2.632% due 03/25/2034	1,024	975
Morgan Stanley Capital, Inc. Trust
1.272% due 01/25/2036	1,616	1,526
Morgan Stanley Dean Witter Capital, Inc. Trust
2.332% due 02/25/2033	936	906
Morgan Stanley Home Equity Loan Trust
1.142% due 04/25/2036	146	109
1.152% due 04/25/2037	737	468
1.212% due 04/25/2037	246	157
Morgan Stanley Mortgage Loan Trust
1.212% due 02/25/2037	180	93
1.342% due 04/25/2037	333	161
2.611% due 11/25/2036 ^	303	146
5.965% due 09/25/2046 ^	445	243
New Century Home Equity Loan Trust
1.232% due 12/25/2035	126	126
1.657% due 06/25/2035	1,000	985
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.392% due 02/25/2036	200	196
6.032% due 10/25/2036 ^	189	89
NovaStar Mortgage Funding Trust
1.132% due 06/25/2036	160	113
1.352% due 01/25/2036	18	18
1.452% due 01/25/2036	7,500	6,998
Oak Hill Credit Partners Ltd.
0.000% due 07/20/2026	6,500	6,504
OHA Credit Partners Ltd.
1.000% due 10/20/2025	5,600	5,600
OHA Loan Funding Ltd.
2.323% due 08/23/2024	5,500	5,519
OneMain Direct Auto Receivables Trust
2.040% due 01/15/2021	3,228	3,235
Option One Mortgage Loan Trust
1.122% due 01/25/2037	82	48
1.152% due 05/25/2037	208	127
1.202% due 01/25/2037	330	193
1.312% due 04/25/2037	152	99
1.342% due 01/25/2036	300	247
1.492% due 08/25/2035	400	326
Option One Mortgage Loan Trust Asset-Backed Certificates
1.422% due 11/25/2035	400	394
1.442% due 11/25/2035	3,100	2,628
Ownit Mortgage Loan Trust
1.582% due 10/25/2036 ^	294	252
OZLM Funding Ltd.
2.673% due 01/17/2026	23,100	23,133
Palmer Square CLO Ltd.
0.000% due 10/17/2027 (a)	9,000	9,037
2.423% due 10/17/2025	14,100	14,100
Park Place Securities, Inc.
1.472% due 09/25/2035	200	169
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.472% due 08/25/2035	200	176
1.472% due 09/25/2035	500	459
1.512% due 07/25/2035	400	381

1.532% due 07/25/2035	950	796
1.822% due 01/25/2036	100	99
1.927% due 02/25/2035	28	28
1.927% due 06/25/2035	200	193
2.032% due 10/25/2034	500	448
2.107% due 03/25/2035	400	375
2.227% due 01/25/2036	300	295
2.782% due 12/25/2034	676	612
People’s Choice Home Loan Securities Trust
1.702% due 05/25/2035 ^	193	188
People’s Financial Realty Mortgage Securities Trust
1.122% due 09/25/2036	440	190
Popular ABS Mortgage Pass-Through Trust
1.242% due 11/25/2046	200	182
1.372% due 02/25/2036	400	353
RAAC Trust
1.282% due 06/25/2044	91	76
1.332% due 11/25/2046	701	612
1.382% due 09/25/2045	4,100	3,569
1.382% due 06/25/2047	110	106
1.385% due 10/25/2045	250	247
2.482% due 09/25/2047	600	512
Regatta Funding Ltd.
0.000% due 10/25/2026 (a)	6,000	6,030
Renaissance Home Equity Loan Trust
5.812% due 11/25/2036	557	342
7.238% due 09/25/2037 ^	270	165
Residential Asset Mortgage Products Trust
0.998% due 10/25/2034	58	55
1.142% due 12/25/2036	144	141
1.142% due 02/25/2037	343	337
1.262% due 09/25/2036	270	236
1.282% due 05/25/2036 ^	1,562	1,286
1.302% due 01/25/2036	1,000	850
1.412% due 11/25/2035	250	244
1.422% due 10/25/2035	200	194
1.442% due 10/25/2035	100	89
1.462% due 09/25/2035	300	293
1.882% due 08/25/2034	194	188
5.547% due 07/25/2034 ^	1,424	1,359
5.573% due 01/25/2034	1,562	1,622
Residential Asset Securities Corp. Trust
1.112% due 11/25/2036	706	618
1.142% due 11/25/2036 ^	630	587
1.152% due 11/25/2036	920	833
1.222% due 09/25/2036	900	837
1.232% due 04/25/2037	310	299
1.252% due 05/25/2037	242	237
1.262% due 06/25/2036	1,000	873
1.312% due 12/25/2035	285	213
1.322% due 04/25/2037	1,600	1,256
1.362% due 02/25/2036	400	377
1.392% due 01/25/2036	200	195
1.402% due 10/25/2035	300	284
1.402% due 12/25/2035	400	373
1.422% due 11/25/2035	300	288
1.442% due 11/25/2035	300	271
1.627% due 03/25/2035	1,277	1,255
1.747% due 03/25/2034	89	85
1.822% due 12/25/2034	44	43
Saxon Asset Securities Trust
2.152% due 07/25/2031	25	25
Securitized Asset-Backed Receivables LLC Trust
1.072% due 07/25/2036	271	136
1.122% due 05/25/2036	580	344
1.142% due 07/25/2036	265	135
1.222% due 07/25/2036	227	117
1.232% due 05/25/2036	1,286	780
1.252% due 03/25/2036	266	213
1.642% due 08/25/2035	374	240
1.657% due 01/25/2035	121	116
1.942% due 01/25/2036 ^	143	94
3.442% due 01/25/2036 ^	74	59
Seneca Park CLO Ltd.
0.000% due 07/17/2026 (a)	6,800	6,800
SG Mortgage Securities Trust
1.142% due 07/25/2036	33,206	11,760
1.432% due 10/25/2035	1,000	871
SLM Student Loan Trust
2.538% due 04/25/2023	7,634	7,793
Soundview Home Loan Trust
1.062% due 06/25/2037	68	46
1.092% due 02/25/2037	346	137
1.142% due 11/25/2036	510	477
1.162% due 02/25/2037	485	195
1.162% due 07/25/2037	2,825	2,131

1.332% due 03/25/2036	400	342
1.807% due 06/25/2035	215	201
1.932% due 10/25/2037	460	339
South Carolina Student Loan Corp.
2.055% due 09/03/2024	600	595
Specialty Underwriting & Residential Finance Trust
1.132% due 09/25/2037	152	93
1.132% due 11/25/2037	1,057	693
1.252% due 04/25/2037	260	156
1.957% due 12/25/2035	468	428
SpringCastle America Funding LLC
3.050% due 04/25/2029	14,341	14,447
Staniford Street CLO Ltd.
2.311% due 06/15/2025	20,000	19,999
Structured Asset Investment Loan Trust
1.132% due 09/25/2036	367	325
1.172% due 03/25/2036	729	665
1.282% due 01/25/2036	313	272
1.882% due 05/25/2035	600	527
2.107% due 07/25/2033	90	87
2.257% due 12/25/2034	1,138	825
Structured Asset Securities Corp. Mortgage Loan Trust
1.117% due 07/25/2036	12,722	12,003
1.122% due 09/25/2036	391	384
1.132% due 09/25/2036	181	164
1.142% due 03/25/2036	87	85
1.152% due 12/25/2036	259	231
1.192% due 02/25/2037	940	833
1.212% due 01/25/2037	3,027	2,031
1.232% due 09/25/2036	200	176
1.352% due 04/25/2036	600	548
1.882% due 08/25/2037	346	340
1.982% due 08/25/2037	1,001	973
Structured Asset Securities Corp. Trust
1.442% due 09/25/2035	700	533
THL Credit Wind River CLO Ltd.
2.472% due 01/15/2026	10,500	10,535
VOLT LLC
3.500% due 07/25/2046	11,658	11,750
WaMu Asset-Backed Certificates Trust
1.207% due 05/25/2047	13,446	10,934
Wells Fargo Home Equity Asset-Backed Securities Trust
1.312% due 05/25/2036	300	269
1.612% due 03/25/2035	1,000	962
1.612% due 11/25/2035	200	192
2.032% due 02/25/2035	200	188

Total Asset-Backed Securities (Cost $540,934)		548,499

SOVEREIGN ISSUES 0.5%
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022	7,000	7,464

Total Sovereign Issues (Cost $6,955)		7,464

SHORT-TERM INSTRUMENTS 2.1%
REPURCHASE AGREEMENTS (f) 1.9%		25,102

U.S. TREASURY BILLS 0.2%
0.632% due 04/20/2017 - 05/04/2017 (b)(c)(k)	2,252	2,251

Total Short-Term Instruments (Cost $27,353)		27,353

Total Investments in Securities (Cost $2,487,769)		2,506,724

Total Investments 184.8% (Cost $2,487,769)		$2,506,724
Financial Derivative Instruments (h)(j) 0.2% (Cost or Premiums, net $(886))		2,348
Other Assets and Liabilities, net (85.0)%		(1,152,273)

Net Assets 100.0%		$1,356,799

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	01/31/2021	03/14/2017	$596	$593	0.04%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
NOM	0.650%	03/31/2017	04/03/2017	$13,200	U.S. Treasury Notes 2.125% due 06/30/2022	$(13,466)	$13,200	$13,201
SSB	0.050	03/31/2017	04/03/2017	11,902	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	(12,142)	11,902	11,902

Total Repurchase Agreements						$(25,608)	$25,102	$25,103

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOM	0.840%	01/09/2017	04/10/2017	$(19,982)	$(20,021)
BSN	0.850	01/04/2017	04/04/2017	(70,138)	(70,285)
	0.850	01/05/2017	04/05/2017	(11,431)	(11,455)
	0.850	01/31/2017	04/04/2017	(48,625)	(48,696)
GRE	0.950	03/13/2017	04/13/2017	(1,685)	(1,686)
JPS	1.000	03/16/2017	04/06/2017	(40,491)	(40,511)
RDR	0.850	01/11/2017	04/11/2017	(4,376)	(4,385)

Total Reverse Repurchase Agreements					$(197,039)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2017 was $(164,452) at a weighted average interest rate of 0.815%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

(g)	Securities with an aggregate market value of $197,110 have been pledged as collateral under the terms of master agreements as of March 31, 2017.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	Long	03/2018	214	$(29)	$11	$0
U.S. Treasury 10-Year Note June Futures	Long	06/2017	950	(505)	208	0

Total Futures Contracts				$(534)	$219	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	03-Month USD-LIBOR	1.750%	12/21/2023	79,000	$1,982	$695	$0	$(100)

Total Swap Agreements					$1,982	$695	$0	$(100)

(i)	Securities with an aggregate market value of $3,023 and cash of $599 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2017	$	29,771	MXN	611,768	$2,839	$0
BPS	04/2017	ILS	1,840	$	491	0	(17)
CBK	05/2017	$	26,210	AUD	34,338	5	0
	06/2017	KRW	17,965,730	$	15,882	0	(198)
DUB	04/2017	BRL	73,984		23,280	0	(352)
	04/2017	$	23,351	BRL	73,984	282	0
	04/2017		17,585	RUB	1,051,115	1,017	0
	05/2017		23,134	BRL	73,984	343	0
GLM	04/2017	MXN	377,302	$	20,094	0	(18)
	04/2017	$	26,184	GBP	21,072	217	0
	05/2017	GBP	21,072	$	26,202	0	(217)
	05/2017	$	1,056	CAD	1,385	0	(14)
	05/2017		7,445	EUR	6,952	0	(14)
HUS	04/2017	BRL	73,984	$	23,351	0	(282)
	04/2017	$	23,892	BRL	73,984	0	(260)
MSB	04/2017	GBP	21,072	$	26,428	26	0
	06/2017	SGD	34,630		24,599	0	(173)
SCX	05/2017	$	14	CNH	94	0	0
	05/2017		757	EUR	715	7	0
	06/2017	KRW	1,771,990	$	1,539	0	(47)
UAG	06/2017		5,381,761		4,693	0	(124)

Total Forward Foreign Currency Contracts						$4,736	$(1,716)

Purchased Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.000% due 05/01/2047	$68.000	05/04/2017	$185,000	$7	$0
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2047	70.000	05/04/2017	45,000	2	0
	Put - OTC Fannie Mae, TBA 4.000% due 05/01/2047	72.000	05/04/2017	150,000	6	0

					$15	$0

Total Purchased Options					$15	$0

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	06/20/2022	2.249%	$2,000	$(122)	$4	$0	$(118)
FBF	Brazil Government International Bond	1.000	06/20/2022	2.249	5,900	(393)	43	0	(350)
HUS	Brazil Government International Bond	1.000	06/20/2022	2.249	5,450	(386)	63	0	(323)

						$(901)	$110	$0	$(791)

Total Swap Agreements						$(901)	$110	$0	$(791)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(k)	Securities with an aggregate market value of $1,436 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$2,742	$2,742
Corporate Bonds & Notes
Banking & Finance	0	170,137	0	170,137
Industrials	0	55,698	0	55,698
Utilities	0	27,138	0	27,138
Municipal Bonds & Notes
California	0	4,403	0	4,403
Illinois	0	1,062	0	1,062
Ohio	0	15,896	0	15,896
Pennsylvania	0	9,898	0	9,898
Virginia	0	16,065	0	16,065
West Virginia	0	28,190	0	28,190
U.S. Government Agencies	0	877,547	0	877,547
U.S. Treasury Obligations	0	396,330	0	396,330
Non-Agency Mortgage-Backed Securities	0	318,302	0	318,302
Asset-Backed Securities	0	533,511	14,988	548,499
Sovereign Issues	0	7,464	0	7,464
Short-Term Instruments
Repurchase Agreements	0	25,102	0	25,102
U.S. Treasury Bills	0	2,251	0	2,251

Total Investments	$0	$2,488,994	$17,730	$2,506,724

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	219	0	0	219
Over the counter	0	4,736	0	4,736
	$219	$4,736	$0	$4,955

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(100)	0	(100)
Over the counter	$0	$(2,507)	$0	$(2,507)

Total Financial Derivative Instruments	$219	$2,129	$0	$2,348

Totals	$219	$2,491,123	$17,730	$2,509,072

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2017:

Category and Subcategory	Beginning Balance at 12/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2017 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$2,197	$600	$(47)	$0	$0	$(8)	$0	$0	$2,742	$(5)
Corporate Bonds & Notes
Banking & Finance	16,651	0	(16,815)	10	165	(11)	0	0	0	0
Asset-Backed Securities	5	15,000	0	0	0	(17)	0	0	14,988	(16)

Totals	$18,853	$15,600	$(16,862)	$10	$165	$(36)	$0	$0	$17,730	$(21)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$593	Proxy Pricing	Base Price	99.50
	2,149	Proxy Pricing	Base Price	99.75
Asset-Backed Securities	14,988	Proxy Pricing	Base Price	79.000 - 100.000

Total	$17,730

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income SHares: Series R

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 151.9%
CORPORATE BONDS & NOTES 5.6%
BANKING & FINANCE 4.1%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$100	$103
4.625% due 10/30/2020		100	106
Ally Financial, Inc.
3.500% due 01/27/2019		400	404
Bank of America N.A.
1.750% due 06/05/2018		1,800	1,805
Deutsche Bank AG
4.250% due 10/14/2021		1,500	1,539
Goldman Sachs Group, Inc.
2.331% due 09/15/2020		1,400	1,421
ING Bank NV
2.625% due 12/05/2022		400	400
International Lease Finance Corp.
5.875% due 04/01/2019		100	106
6.250% due 05/15/2019		100	108
8.250% due 12/15/2020		100	118
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	573	83
Nykredit Realkredit A/S
2.500% due 10/01/2047		1,897	276
Realkredit Danmark A/S
2.500% due 10/01/2047		1,340	196
Santander Holdings USA, Inc.
2.504% due 11/24/2017		$100	101

			6,766

INDUSTRIALS 1.0%
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		1,600	1,600

UTILITIES 0.5%
AT&T, Inc.
1.617% due 01/15/2020		400	403
Petrobras Global Finance BV
4.375% due 05/20/2023		200	190
6.125% due 01/17/2022		200	210

			803

Total Corporate Bonds & Notes (Cost $9,057)			9,169

U.S. GOVERNMENT AGENCIES 6.0%
Fannie Mae
1.427% due 02/25/2037		65	65
1.814% due 10/01/2044		6	6
Fannie Mae, TBA
3.000% due 05/01/2047		8,000	7,919
Freddie Mac
2.741% due 09/01/2036		80	84
3.016% due 07/01/2036		69	72
NCUA Guaranteed Notes
1.148% due 11/06/2017		1,685	1,685

Total U.S. Government Agencies (Cost $9,824)			9,831

U.S. TREASURY OBLIGATIONS 112.0%
U.S. Treasury Bonds
2.875% due 11/15/2046		20	20
3.000% due 02/15/2047 (e)		930	926
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2018		14,632	14,760
0.125% due 04/15/2019		3,109	3,156
0.125% due 04/15/2020 (e)		30,801	31,271
0.125% due 04/15/2021		1,814	1,834
0.125% due 01/15/2022 (g)(i)		826	833
0.125% due 01/15/2023		7,681	7,682
0.125% due 07/15/2024 (e)		10,443	10,355
0.125% due 07/15/2026 (i)		142	138
0.250% due 01/15/2025		3,312	3,286
0.375% due 07/15/2023 (i)		188	191
0.375% due 07/15/2025 (i)		543	544

0.375% due 01/15/2027		7,641	7,614
0.625% due 01/15/2024		3,247	3,327
0.625% due 01/15/2026		1,431	1,458
0.625% due 02/15/2043 (i)		528	492
0.750% due 02/15/2042		1,440	1,388
0.750% due 02/15/2045		2,991	2,853
0.875% due 02/15/2047		1,710	1,686
1.000% due 02/15/2046 (i)		4,592	4,668
1.250% due 07/15/2020 (i)		1,114	1,179
1.375% due 07/15/2018 (i)		394	408
1.375% due 02/15/2044 (e)(i)		8,670	9,577
1.750% due 01/15/2028 (e)		19,870	22,496
1.875% due 07/15/2019		1,934	2,055
2.000% due 01/15/2026 (i)		514	584
2.125% due 02/15/2040 (i)		270	341
2.125% due 02/15/2041		2,440	3,099
2.375% due 01/15/2025		2,216	2,558
2.500% due 01/15/2029 (e)		17,669	21,631
3.625% due 04/15/2028		5,421	7,214
U.S. Treasury Notes
1.625% due 02/15/2026 (i)		40	38
1.875% due 02/28/2022 (e)		13,400	13,372
2.000% due 11/15/2026		200	193
2.125% due 12/31/2021 (i)		30	30

Total U.S. Treasury Obligations (Cost $182,622)			183,257

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%
Countrywide Alternative Loan Trust
1.173% due 12/20/2046 ^		1,412	1,144
Grifonas Finance PLC
0.042% due 08/28/2039	EUR	189	159
GSR Mortgage Loan Trust
3.087% due 09/25/2035		$47	49
IndyMac Mortgage Loan Trust
1.822% due 05/25/2034		1,743	1,591
Marche Mutui SRL
0.062% due 02/25/2055	EUR	3	3
1.922% due 01/27/2064		93	100
Morgan Stanley Capital Trust
5.809% due 12/12/2049		$298	300
Residential Accredit Loans, Inc. Trust
1.162% due 06/25/2046		281	122
Swan Trust
2.925% due 04/25/2041	AUD	305	234

Total Non-Agency Mortgage-Backed Securities (Cost $3,624)			3,702

ASSET-BACKED SECURITIES 3.4%
CIT Mortgage Loan Trust
2.332% due 10/25/2037		$887	883
Citigroup Mortgage Loan Trust, Inc.
1.062% due 01/25/2037		244	158
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021		600	602
Dryden Senior Loan Fund
2.223% due 01/15/2025		800	801
First Franklin Mortgage Loan Trust
1.807% due 01/25/2035		51	50
Fraser Sullivan CLO Ltd.
2.105% due 04/20/2023		201	201
Highlander Euro CDO BV
0.000% due 05/01/2023	EUR	745	794
Massachusetts Educational Financing Authority
1.988% due 04/25/2038		$85	85
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.492% due 05/25/2035		1,300	1,122
RAAC Trust
1.322% due 08/25/2036		100	95
Saxon Asset Securities Trust
1.702% due 05/25/2035		42	32
Structured Asset Securities Corp. Mortgage Loan Trust
1.982% due 08/25/2037		75	73
Venture CLO Ltd.
2.080% due 07/20/2022		599	600
VOLT LLC
3.500% due 03/25/2047		100	100

Total Asset-Backed Securities (Cost $5,610)			5,596

SOVEREIGN ISSUES 16.3%
Argentine Government International Bond
6.875% due 01/26/2027		1,000	1,013
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2017 (b)	BRL	53,490	16,271

Denmark Government International Bond
0.100% due 11/15/2023 (c)	DKK	28,288	4,370
France Government International Bond
0.250% due 07/25/2018 (c)	EUR	104	115
Mexico Government International Bond
6.090% due 06/29/2017	MXN	1,200	64
7.750% due 05/29/2031		8,021	446
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	522	367
2.500% due 09/20/2035		407	294
3.000% due 09/20/2030		1,241	959
United Kingdom Gilt
0.125% due 03/22/2046 (c)	GBP	546	1,140
0.125% due 03/22/2058 (c)		62	162
0.125% due 11/22/2065 (c)		351	1,055
0.125% due 03/22/2068 (c)		117	372

Total Sovereign Issues (Cost $26,729)			26,628

SHORT-TERM INSTRUMENTS 6.3%
CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC
1.906% due 09/08/2017		$900	902

REPURCHASE AGREEMENTS (d) 0.6%			1,012

JAPAN TREASURY BILLS 2.9%
(0.307)% due 04/10/2017 - 05/08/2017 (a)(b)	JPY	520,000	4,671

MEXICO TREASURY BILLS 2.3%
6.760% due 05/25/2017 - 01/04/2018 (a)(b)	MXN	73,504	3,820

Total Short-Term Instruments (Cost $10,127)			10,405

Total Investments in Securities (Cost $247,593)			248,588

Total Investments 151.9% (Cost $247,593)			$248,588
Financial Derivative Instruments (f)(h) (1.6)% (Cost or Premiums, net $(440))			(2,690)
Other Assets and Liabilities, net (50.3)%			(82,294)

Net Assets 100.0%			$163,604

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	03/31/2017	04/03/2017	$1,012	U.S. Treasury Notes 1.625% due 12/31/2019 (2)	$(1,033)	$1,012	$1,012

Total Repurchase Agreements						$(1,033)	$1,012	$1,012

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
IND	0.780%	01/23/2017	04/13/2017	$(9,880)	$(9,895)
	0.810	01/23/2017	04/18/2017	(3,120)	(3,125)

Total Reverse Repurchase Agreements					$(13,020)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BCY	0.970%	03/31/2017	04/03/2017	$(928)	$(928)
	1.050	03/31/2017	04/03/2017	(5,571)	(5,571)
BPG	0.920	03/08/2017	04/07/2017	(3,384)	(3,386)
MSC	1.020	03/13/2017	04/12/2017	(1,090)	(1,091)
	1.150	03/30/2017	04/06/2017	(10,293)	(10,295)
NOM	0.800	03/31/2017	04/17/2017	(3,094)	(3,094)
TDM	0.740	02/08/2017	04/10/2017	(21,239)	(21,262)
	0.750	01/18/2017	04/13/2017	(12,956)	(12,976)
	0.750	02/16/2017	04/13/2017	(3,579)	(3,583)
	0.760	01/13/2017	04/13/2017	(1,572)	(1,575)

Total Sale-Buyback Transactions					$(63,761)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2017 was $(44,935) at a weighted average interest rate of 0.742%.
(4)	Payable for sale-buyback transactions includes $(9) of deferred price drop.

(e)	Securities with an aggregate market value of $76,951 have been pledged as collateral under the terms of master agreements as of March 31, 2017.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$109.750	05/26/2017	95	$1	$0
Call - CBOT U.S. Treasury 5-Year Note June Futures	124.000	05/26/2017	54	1	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	102.000	05/26/2017	31	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	103.000	05/26/2017	31	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/26/2017	17	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2017	16	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.500	05/26/2017	3	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.500	05/26/2017	43	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	108.000	05/26/2017	50	1	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	111.000	05/26/2017	16	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	111.500	05/26/2017	22	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.000	05/26/2017	120	1	0
Put - CME 90-Day Eurodollar April Futures	98.500	04/13/2017	321	5	2
Put - CME 90-Day Eurodollar April Futures	98.625	04/13/2017	634	27	4

				$36	$6

Total Purchased Options				$36	$6

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$122.500	05/26/2017	94	$(70)	$(20)
Put - CBOT U.S. Treasury 10-Year Note June Futures	123.000	05/26/2017	30	(27)	(9)
Call - CBOT U.S. Treasury 10-Year Note June Futures	124.500	05/26/2017	72	(61)	(69)
Call - CBOT U.S. Treasury 10-Year Note June Futures	125.000	05/26/2017	40	(22)	(29)

				$(180)	$(127)

Total Written Options				$(180)	$(127)

Futures Contracts:

					Variation Margin (1)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond June Futures	Long	06/2017	16	$17	$5	$0
Euro-OAT France Government 10-Year Bond June Futures	Short	06/2017	45	4	19	0
Japan Government 10-Year Bond June Futures	Short	06/2017	6	(1)	9	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	99	1	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	99	(5)	0	0
U.S. Treasury 2-Year Note June Futures	Short	06/2017	145	(25)	0	(11)
U.S. Treasury 5-Year Note June Futures	Short	06/2017	224	(70)	0	(37)
U.S. Treasury 10-Year Note June Futures	Long	06/2017	155	29	34	0
U.S. Treasury 30-Year Bond June Futures	Short	06/2017	35	9	0	(11)
United Kingdom Long Gilt June Futures	Short	06/2017	14	(46)	1	(7)

Total Futures Contracts				$(87)	$68	$(66)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin (1)
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-28 5-Year Index	5.000%	06/20/2022	$1,830	$(136)	$(10)	$1	$(1)

Interest Rate Swaps

								Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.750%	12/21/2026		$3,860	$197	$309	$0	$(6)
Receive	3-Month USD-LIBOR	1.250	02/23/2018		18,100	12	3	0	0
Pay	3-Month USD-LIBOR	1.250	06/15/2018		3,800	4	(12)	0	0
Pay (5)	3-Month USD-LIBOR	1.250	06/21/2019		8,500	(79)	(2)	3	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		4,200	(35)	68	0	(3)
Receive (5)	3-Month USD-LIBOR	1.250	06/21/2022		9,900	416	(38)	0	(10)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		7,200	89	73	8	0
Pay (5)	3-Month USD-LIBOR	2.655	10/19/2023		6,000	62	62	7	0
Pay (5)	3-Month USD-LIBOR	2.678	10/25/2023		4,000	45	45	5	0
Pay (5)	3-Month USD-LIBOR	2.670	11/19/2023		2,000	21	21	2	0
Pay (5)	3-Month USD-LIBOR	2.681	12/12/2023		2,000	21	21	2	0
Pay (5)	3-Month USD-LIBOR	2.500	12/19/2023		9,400	18	93	10	0
Receive (5)	3-Month USD-LIBOR	2.500	02/22/2026		13,890	131	175	0	(14)
Receive (5)	3-Month USD-LIBOR	2.400	03/16/2026		8,600	121	121	0	(9)
Receive (5)	3-Month USD-LIBOR	2.300	04/21/2026		5,000	94	115	0	(5)
Receive (5)	3-Month USD-LIBOR	2.300	04/27/2026		5,900	111	134	0	(6)
Receive (5)	3-Month USD-LIBOR	1.850	07/27/2026		1,600	63	65	0	(2)
Receive (5)	3-Month USD-LIBOR	2.000	07/27/2026		4,400	144	157	0	(4)
Pay	3-Month USD-LIBOR	2.250	12/21/2046		1,300	(118)	(2)	2	0
Receive (5)	3-Month USD-LIBOR	2.948	10/19/2048		1,000	(35)	(35)	0	(2)
Receive (5)	3-Month USD-LIBOR	2.969	10/25/2048		1,000	(39)	(39)	0	(2)
Receive (5)	3-Month USD-LIBOR	2.951	11/19/2048		300	(10)	(10)	0	0
Receive (5)	3-Month USD-LIBOR	2.953	12/12/2048		300	(10)	(10)	0	0
Receive (5)	3-Month USD-LIBOR	2.750	12/19/2048		2,100	17	(35)	0	(3)
Receive (5)	6-Month GBP-LIBOR	1.500	09/20/2027	GBP	5,310	(168)	(95)	0	(28)
Receive (5)	6-Month GBP-LIBOR	1.750	03/21/2048		3,610	(371)	(156)	0	(48)
Pay	28-Day MXN-TIIE	5.610	07/07/2021	MXN	2,200	(7)	(1)	0	0
Pay	28-Day MXN-TIIE	7.030	11/10/2021		5,600	(2)	(1)	1	0
Pay	28-Day MXN-TIIE	7.350	11/17/2021		3,300	1	1	0	0
Pay	28-Day MXN-TIIE	8.035	12/17/2026		21,000	51	53	5	0
Pay	CPTFEMU	0.580	10/15/2017	EUR	1,500	5	10	3	0
Pay	CPTFEMU	0.830	05/15/2018		3,300	(38)	(24)	0	0
Pay	CPTFEMU	0.625	09/15/2018		1,300	5	9	0	0
Pay	CPTFEMU	0.650	10/15/2018		500	2	3	0	0
Pay	CPTFEMU	0.806	04/15/2021		2,600	55	41	0	(3)
Pay	CPTFEMU	0.875	05/15/2021		2,500	49	33	0	(3)
Pay	CPTFEMU	1.165	12/15/2021		320	0	0	0	(1)
Pay	CPTFEMU	1.100	08/15/2026		1,170	(32)	23	5	0
Pay	CPTFEMU	1.385	12/15/2026		2,600	9	13	12	0
Pay	CPURNSA	2.078	03/29/2019		$18,800	(18)	(18)	0	(4)
Pay	CPURNSA	2.027	11/23/2020		1,400	13	13	7	0
Pay	CPURNSA	2.021	11/25/2020		1,300	12	12	6	0
Pay	CPURNSA	1.550	07/26/2021		900	30	0	0	0
Pay	CPURNSA	1.603	09/12/2021		770	23	0	0	0
Pay	CPURNSA	1.730	07/26/2026		900	(48)	0	0	0
Pay	CPURNSA	1.762	08/30/2026		1,100	(54)	0	1	0
Pay	CPURNSA	1.800	09/12/2026		1,900	(87)	(68)	0	(11)
Pay	CPURNSA	1.801	09/12/2026		770	(35)	0	0	0
Pay	CPURNSA	1.805	09/12/2026		600	(27)	0	0	0
Pay	CPURNSA	1.780	09/15/2026		1,300	(63)	1	1	0
Pay	FRCPXTOB	0.890	11/15/2018	EUR	300	1	1	0	0
Pay	UKRPI	3.190	04/15/2030	GBP	1,700	(54)	42	0	(3)
Pay	UKRPI	3.350	05/15/2030		1,800	7	25	0	(4)
Pay	UKRPI	3.400	06/15/2030		900	9	15	0	(2)
Pay	UKRPI	3.325	08/15/2030		2,700	(39)	(7)	0	(12)
Pay	UKRPI	3.275	09/15/2030		800	(22)	17	0	(3)
Pay	UKRPI	3.140	04/15/2031		40	(3)	1	0	0
Pay	UKRPI	3.530	10/15/2031		500	2	(6)	0	(6)
Pay	UKRPI	3.358	04/15/2035		300	(4)	12	0	(1)
Pay	UKRPI	3.585	10/15/2046		600	(49)	(2)	12	0

						$393	$1,226	$92	$(195)

Total Swap Agreements						$257	$1,216	$93	$(196)

(1)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(g)	Securities with an aggregate market value of $228 and cash of $2,371 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2017	MXN	6,910		$336	$0	$(32)
	04/2017		$5,005	DKK	34,291	0	(88)
	05/2017	JPY	40,000		$355	0	(5)
	05/2017	MXN	3,064		151	0	(12)
	07/2017	DKK	34,291		5,028	88	0
BPS	04/2017	BRL	3		1	0	0
	04/2017		$1	BRL	3	0	0
	04/2017		2,149	EUR	1,992	0	(23)
	04/2017		926	MXN	18,320	51	0
	05/2017	EUR	1,992		$2,151	23	0
	05/2017	NZD	2,425		1,694	0	(5)
	05/2017		$3,514	CNH	24,469	34	0
	08/2017	MXN	17,955		$899	0	(41)
CBK	04/2017	AUD	1,390		1,063	2	0
	04/2017	JPY	120,000		1,034	0	(44)
	10/2017	BRL	53,790		15,045	0	(1,474)
DUB	04/2017		4,316		1,360	0	(18)
	04/2017		$1,362	BRL	4,316	16	0
	05/2017	PLN	446		$111	0	(1)
	05/2017		$1,352	BRL	4,316	18	0
FBF	04/2017	INR	6,820		$104	0	(1)
	05/2017		$904	RUB	54,470	52	0
	08/2017	MXN	23,910		$1,197	0	(54)
GLM	04/2017	EUR	1,992		2,100	0	(25)
	04/2017	JPY	9,200		82	0	(1)
	04/2017	MXN	20,278		974	0	(107)
	04/2017		$4,241	GBP	3,413	35	0
	05/2017	GBP	3,413		$4,244	0	(35)
	08/2017	MXN	20,650		1,031	0	(49)
	01/2018		7,925		387	0	(19)
HUS	04/2017	BRL	3,546		1,119	0	(14)
	04/2017	DKK	34,315		4,955	34	0
	04/2017		$1,145	BRL	3,546	0	(13)
JPM	04/2017	BRL	767		$242	0	(3)
	04/2017	INR	20,258		309	0	(2)
	04/2017	NZD	2,425		1,742	42	0
	04/2017		$244	BRL	767	1	0
	04/2017		1,628	GBP	1,330	38	0
	04/2017		865	MXN	17,133	49	0
	05/2017	JPY	270,000		$2,397	0	(31)
MSB	04/2017	GBP	4,743		5,949	6	0
UAG	04/2017	JPY	90,000		775	0	(34)
	04/2017		$913	EUR	850	0	(6)
	04/2017		1,281	INR	88,125	74	0
	05/2017	CNH	24,507		$3,530	0	(24)

Total Forward Foreign Currency Contracts						$563	$(2,161)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$2,000	$201	$42
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	2,000	200	303
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018	6,200	71	167
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	8,200	95	207

							$567	$719

Total Purchased Options							$567	$719

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC iTraxx Europe 26 5-Year	Buy	0.675%	06/21/2017	EUR	1,900	$(2)	$(4)
	Put - OTC iTraxx Europe 26 5-Year	Sell	1.000	06/21/2017		1,900	(3)	(1)

							$(5)	$(5)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC GBP versus USD	$1.268	05/18/2017	GBP	2,641	$(19)	$(24)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (2)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		$32,200	$(287)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		1,500	(19)	0
DUB	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		1,800	(18)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	1,200	(55)	(14)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024		$6,500	(47)	(2)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		500	(4)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		4,800	(54)	(20)
	Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		2,100	(39)	(11)

							$(523)	$(47)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.455%	05/18/2017	$10,400	$(150)	$(88)
RYL	Call - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	1.800	11/07/2017	3,400	(29)	(3)
	Put - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	2.600	11/07/2017	3,400	(30)	(57)

							$(209)	$(148)

Total Written Options							$(756)	$(224)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2021	2.050%	$400	$(31)	$13	$0	$(18)
FBF	Brazil Government International Bond	1.000	06/20/2021	1.800	300	(21)	11	0	(10)
HUS	Brazil Government International Bond	1.000	06/20/2021	1.800	1,200	(83)	45	0	(38)
JPM	Brazil Government International Bond	1.000	06/20/2021	1.800	200	(14)	8	0	(6)

						$(149)	$77	$0	$(72)

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	$220	$(7)	$6	$0	$(1)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	500	(22)	15	0	(7)
MYC	CMBX.NA.AAA.7 Index	0.500	01/17/2047	180	(6)	5	0	(1)

					$(35)	$26	$0	$(9)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.010%	10/16/2017		$500	$0	$7	$7	$0
	Pay	CPURNSA	1.580	05/23/2018		2,800	0	16	16	0
	Pay	CPURNSA	1.565	06/07/2018		500	0	3	3	0
	Pay	CPURNSA	1.560	12/17/2020		1,700	0	46	46	0
	Receive	UKRPI	3.350	08/15/2030	GBP	1,100	(13)	4	0	(9)
BPS	Pay	CPTFEMU	0.550	10/15/2017	EUR	100	0	0	0	0
CBK	Receive	CPTFEMU	1.176	05/15/2026		600	0	(12)	0	(12)
	Pay	CPURNSA	2.250	07/15/2017		$15,000	4	(766)	0	(762)
DUB	Pay	CPURNSA	1.725	03/04/2019		1,175	0	5	5	0
	Pay	CPURNSA	1.510	12/23/2019		14,000	0	128	128	0
	Pay	CPURNSA	2.500	07/15/2022		5,000	103	(517)	0	(414)
GLM	Pay	CPURNSA	2.033	04/15/2018		5,300	0	(170)	0	(170)
	Receive	UKRPI	3.400	06/15/2030	GBP	500	2	3	5	0
	Pay	UKRPI	3.325	08/15/2030		1,250	(4)	(14)	0	(18)
	Receive	UKRPI	3.358	04/15/2035		400	0	(5)	0	(5)
	Pay	UKRPI	3.145	05/15/2046		350	6	69	75	0
	Pay	UKRPI	3.120	06/15/2046		370	(35)	125	90	0
JPM	Receive	UKRPI	3.400	06/15/2030		100	0	1	1	0
MYC	Pay	CPURNSA	1.548	12/21/2020		$4,000	0	112	112	0
	Receive	CPURNSA	1.788	07/18/2026		900	0	(43)	0	(43)
	Receive	CPURNSA	1.810	07/19/2026		1,500	0	(69)	0	(69)
	Receive	CPURNSA	1.800	07/20/2026		900	0	(42)	0	(42)
	Receive	CPURNSA	1.805	09/20/2026		300	0	(14)	0	(14)
RYL	Pay	CPURNSA	2.250	07/15/2017		4,100	14	(222)	0	(208)
	Receive	FRCPXTOB	1.140	08/15/2026	EUR	130	0	(5)	0	(5)

							$77	$(1,360)	$488	$(1,771)

Total Swap Agreements							$(107)	$(1,257)	$488	$(1,852)

(1)	The underlying instrument has a forward starting effective date.

(2)	YOY options may have a series of expirations.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Securities with an aggregate market value of $3,207 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,766	$0	$6,766
Industrials	0	1,600	0	1,600
Utilities	0	803	0	803
U.S. Government Agencies	0	9,831	0	9,831
U.S. Treasury Obligations	0	183,257	0	183,257
Non-Agency Mortgage-Backed Securities	0	3,702	0	3,702
Asset-Backed Securities	0	5,596	0	5,596
Sovereign Issues	0	26,564	64	26,628
Short-Term Instruments
Certificates of Deposit	0	902	0	902
Repurchase Agreements	0	1,012	0	1,012
Japan Treasury Bills	0	4,671	0	4,671
Mexico Treasury Bills	0	3,820	0	3,820

Total Investments	$0	$248,524	$64	$248,588

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	68	99	0	167
Over the counter	0	1,770	0	1,770
	$68	$1,869	$0	$1,937

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(66)	(323)	0	(389)
Over the counter	0	(4,237)	0	(4,237)

	$(66)	$(4,560)	$0	$(4,626)

Total Financial Derivative Instruments	$2	$(2,691)	$0	$(2,689)

Totals	$2	$245,833	$64	$245,899

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income SHares: Series TE

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.3%
MUNICIPAL BONDS & NOTES 104.1%
ALABAMA 1.3%
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	$1,000	$1,178

ARIZONA 2.5%
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2010
5.000% due 07/01/2028	1,000	1,101
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2012
5.000% due 12/01/2030	1,000	1,144

		2,245

CALIFORNIA 18.1%
Alameda Community Facilities District, California Special Tax Bonds, Series 2016
5.000% due 09/01/2042	1,105	1,198
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2038	2,000	2,252
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	1,710	1,727
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2042	1,000	1,103
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,000	1,117
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (d)	3,000	3,318
California Infrastructure & Economic Development Bank Revenue Notes, Series 2016
5.000% due 07/01/2026	1,300	1,516
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017
5.000% due 06/01/2027 (a)	1,000	1,179
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2031	500	571
5.000% due 05/01/2033	750	847
M-S-R Energy Authority, California Revenue Bonds, Series 2009
7.000% due 11/01/2034	1,000	1,384

		16,212

COLORADO 4.2%
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.000% due 12/01/2033	2,125	2,356
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	1,080	1,440

		3,796

CONNECTICUT 1.3%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2014
5.000% due 07/01/2026	1,000	1,141

FLORIDA 2.3%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2037	1,300	1,445
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2013
5.000% due 10/01/2028	555	644

		2,089

GEORGIA 1.3%
Municipal Electric Authority of Georgia Revenue Bonds, Series 2016
5.000% due 01/01/2028	1,000	1,152

ILLINOIS 12.9%
Chicago, Illinois General Obligation Bonds, Series 2002
5.500% due 01/01/2037	1,000	985
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	2,000	1,995
Chicago, Illinois General Obligation Bonds, Series 2017
5.750% due 01/01/2034	3,500	3,560
Chicago, Illinois General Obligation Notes, Series 2016
5.000% due 01/01/2024	1,000	1,010
Chicago, Illinois Waterworks Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 11/01/2019 (b)	1,000	951

Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	1,000	884
Illinois State General Obligation Bonds, Series 2016
5.000% due 01/01/2032	2,105	2,121

		11,506

INDIANA 1.7%
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
1.750% due 11/15/2031	1,500	1,492

KANSAS 2.5%
Kansas Development Finance Authority Revenue Bonds, Series 2012
5.000% due 11/15/2034	2,000	2,230

MASSACHUSETTS 4.9%
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	1,000	1,073
Massachusetts Development Finance Agency Revenue Bonds, Series 2017
4.000% due 07/01/2039 (a)	1,000	978
Massachusetts State College Building Authority Revenue Bonds, Series 2014
5.000% due 05/01/2028	2,000	2,327

		4,378

MICHIGAN 3.6%
Michigan Finance Authority Revenue Notes, Series 2014
4.000% due 10/01/2024	2,000	2,096
Michigan Finance Authority Revenue Notes, Series 2016
5.000% due 04/01/2024	1,000	1,136

		3,232

MINNESOTA 1.3%
Minneapolis/St. Paul, Minnesota Housing & Redevelopment Authority, Minnesota Revenue Bonds, Series 2017
5.000% due 11/15/2027 (a)	1,000	1,197

NEBRASKA 1.2%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.000% due 09/01/2032	1,000	1,075

NEW JERSEY 3.6%
New Jersey Economic Development Authority Revenue Notes, Series 2016
5.000% due 06/15/2022	1,500	1,588
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	1,000	1,103
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.250% due 06/15/2029	500	534

		3,225

NEW MEXICO 0.7%
Albuquerque Municipal School District No.12, New Mexico General Obligation Bonds, Series 2017
5.000% due 08/01/2027	500	604

NEW YORK 14.8%
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
5.000% due 07/01/2036 (a)	1,000	1,154
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	1,340	1,555
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016
5.000% due 08/01/2032	1,000	1,161
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2029	2,500	2,929
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2020	1,130	1,190
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	2,000	2,343
TSASC Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2027	1,500	1,756
5.000% due 06/01/2033	1,000	1,122

		13,210

NORTH CAROLINA 3.5%
North Carolina Turnpike Authority Revenue Bonds, Series 2011
5.000% due 07/01/2024	1,000	1,132

University of North Carolina at Greensboro Revenue Notes, Series 2014
5.000% due 04/01/2024	1,660	1,968

		3,100

PENNSYLVANIA 3.7%
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2021	1,000	1,121
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012
5.000% due 01/01/2023	1,000	1,122
Pennsylvania Turnpike Commission Revenue Bonds, Series 2009
5.000% due 12/01/2020	1,000	1,093

		3,336

PUERTO RICO 0.9%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.189% due 07/01/2029	1,010	778

RHODE ISLAND 1.1%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	1,000	1,011

TENNESSEE 0.3%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2024	200	232

TEXAS 11.5%
Austin, Texas Airport System Revenue Bonds, Series 2017
5.000% due 11/15/2046	1,000	1,122
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
4.000% due 07/01/2036	1,000	970
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2025	1,000	1,145
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,000	1,138
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	5,000	5,919

		10,294

VIRGINIA 3.0%
Loudoun County, Virginia General Obligation Bonds, Series 2013
5.000% due 12/01/2027	2,315	2,709

WASHINGTON 0.6%
Washington Health Care Facilities Authority Revenue Bonds, Series 2013
2.310% due 01/01/2035	500	500

WISCONSIN 1.3%
WPPI Energy, Wisconsin Revenue Bonds, Series 2013
5.000% due 07/01/2025	1,000	1,144

Total Municipal Bonds & Notes (Cost $90,192)		93,066

SHORT-TERM INSTRUMENTS 1.2%
SHORT-TERM NOTES 1.2%
Federal Home Loan Bank
0.720% due 04/07/2017 (b)(c)	300	300
0.751% due 04/17/2017 (b)(c)	800	800

		1,100

Total Short-Term Instruments (Cost $1,100)		1,100

Total Investments in Securities (Cost $91,292)		94,166

Total Investments 105.3% (Cost $91,292)		$94,166
Financial Derivative Instruments (e)(f) (0.0)% (Cost or Premiums, net $(37))		(20)
Other Assets and Liabilities, net (5.3)%		(4,697)

Net Assets 100.0%		$89,449

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Portfolio sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5 in the Notes to Financial Statements for more information.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note June Futures	Short	06/2017	75	$(27)	$0	$(16)

Total Futures Contracts				$(27)	$0	$(16)

Cash of $215 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(f)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	MCDX-27 5-Year Index	(1.000)%	12/20/2021	$2,700	$(37)	$(2)	$0	$(39)

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	09/19/2021	$1,300	$0	$35	$35	$0

Total Swap Agreements						$(37)	$33	$35	$(39)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,178	$0	$1,178
Arizona	0	2,245	0	2,245
California	0	16,212	0	16,212
Colorado	0	3,796	0	3,796
Connecticut	0	1,141	0	1,141
Florida	0	2,089	0	2,089
Georgia	0	1,152	0	1,152
Illinois	0	11,506	0	11,506
Indiana	0	1,492	0	1,492
Kansas	0	2,230	0	2,230
Massachusetts	0	4,378	0	4,378
Michigan	0	3,232	0	3,232
Minnesota	0	1,197	0	1,197
Nebraska	0	1,075	0	1,075
New Jersey	0	3,225	0	3,225
New Mexico	0	604	0	604
New York	0	13,210	0	13,210
North Carolina	0	3,100	0	3,100
Pennsylvania	0	3,336	0	3,336
Puerto Rico	0	778	0	778
Rhode Island	0	1,011	0	1,011
Tennessee	0	232	0	232
Texas	0	10,294	0	10,294
Virginia	0	2,709	0	2,709
Washington	0	500	0	500
Wisconsin	0	1,144	0	1,144
Short-Term Instruments
Short-Term Notes	0	1,100	0	1,100

Total Investments	$0	$94,166	$0	$94,166

Financial Derivative Instruments - Assets
Over the counter	$0	$35	$0	$35
	$0	$35	$0	$35

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(16)	$0	$0	$(16)
Over the counter	0	(39)	0	(39)

	$(16)	$(39)	$0	$(55)

Total Financial Derivative Instruments	$(16)	$(4)	$0	$(20)

Totals	$(16)	$94,162	$0	$94,146

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio’s shares is based on the Portfolio’s Net Asset Value (“NAV”). The NAV of a Portfolio’s shares is determined by dividing the total value of portfolio investments and other assets attibutable less liabilities attributable to that Portfolio by the total number of shares outstanding of that Portfolio.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Portfolio reserves the right to change the time as of which its respective NAV is calculated if the Portfolio closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. A Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when Portfolio is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by Pacific Investment Management Company LLC (the “Adviser”). Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedules of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts and option contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of March 31, 2017, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Each Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolios’ U.S. tax returns filed for the fiscal years ending in 2014-2016, no examinations are in progress or anticipated at this time. No Portfolios is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
Fixed Income SHares - Series C	$2,206,361	$18,107	$(14,883)	$3,224
Fixed Income SHares - Series LD	98,558	680	(194)	486
Fixed Income SHares - Series M	2,489,590	43,746	(26,612)	17,134
Fixed Income SHares - Series R	248,009	2,672	(2,183)	489
Fixed Income SHares - Series TE	91,292	2,962	(88)	2,874

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	GRE	RBS Securities, Inc.	RDR	RBC Capital Markets
BOM	Bank of Montreal	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
BOS	Banc of America Securities LLC	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank
BPS	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.	SGY	Societe Generale, New York
BRC	Barclays Bank PLC	JPS	JPMorgan Securities, Inc.	SSB	State Street Bank and Trust Co.
BSN	Bank of Nova Scotia	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	MSB	Morgan Stanley Bank, N.A	TOR	Toronto Dominion Bank
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.
FOB	Credit Suisse Securities (USA) LLC	NAB	National Australia Bank Ltd.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar
DKK	Danish Krone	KRW	South Korean Won	TWD	Taiwanese Dollar
EUR	Euro	MXN	Mexican Peso	USD (or $)	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.IG	Credit Derivatives Index - Investment Grade	CPTFEMU	Eurozone HICP ex-Tobacco Index	MCDX	Municipal Bond Credit Derivative Index
CMBX	Commercial Mortgage-Backed Index	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	UKRPI	United Kingdom Retail Price Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	AMBAC	American Municipal Bond Assurance Corp.	BAM	Build America Mutual Assurance

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
ALT	Alternate Loan Trust	NCUA	National Credit Union Administration	TBD	To Be Determined
BABs	Build America Bonds	OAT	Obligations Assimilables du Trésor	TBD%	Interest rate to be determined when loan settles
CDO	Collateralized Debt Obligation	REMIC	Real Estate Mortgage Investment Conduit	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CLO	Collateralized Loan Obligation	RMBS	Residential Mortgage-Backed Security	YOY	Year-Over-Year

Item 2. Controls and Procedures

(a)	The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Managed Accounts Trust

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 26, 2017

By:	/s/ William G. Galipeau
William G. Galipeau

Treasurer (Principal Financial & Accounting Officer)

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 26, 2017

By:	/s/ William G. Galipeau
William G. Galipeau

Treasurer (Principal Financial & Accounting Officer)

Date: May 26, 2017